o BT INSURANCE FUNDS TRUST o












                              SMALL CAP INDEX FUND
































                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                DECEMBER o 1998

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Table of Contents
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................     3
      SMALL CAP INDEX FUND
        Statement of Net Assets .....................     5
        Statement of Operations .....................    22
        Statements of Changes in Net Assets .........    23
        Financial Highlights ........................    24
        Notes to Financial Statements ...............    25
        Report of Independent Auditors ..............    27

                               ----------------

           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                               ----------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Letter to Shareholders
--------------------------------------------------------------------------------


MARKET ACTIVITY
Despite volatility throughout the year in Asia, Latin America, Russia and here at home, the U.S. equity market indices continue to push on. Still, this was a difficult year for small cap stocks overall. Double-digit returns in the first and fourth quarters were neither enough to offset a weaker second quarter and the significant market decline in August nor to pull the Russell 2000 Index into positive territory for the year.


SMALL CAP STOCKS RALLIED ROBUSTLY IN THE FIRST QUARTER.
o Fears of the impact of the Asian crisis temporarily subsided.
o Earnings growth continued to be strong.
o Relative valuations approached record lows.
o Stable to rising overall levels for all equity markets helped settle investors' concerns.
o Strong economic conditions, little sign of inflation, and interest rate fears at bay supported a climbing Russell 2000 Index.


VOLATILITY PLAGUED THE SMALL CAP MARKET THROUGHOUT, BUT ESPECIALLY IN THE SECOND AND THIRD QUARTERS.


o Renewed concerns over the impact of Asia's financial troubles turned investor sentiment toward larger companies as did a focus on slower growth in U.S. corporate earnings and in the economy.
o Fears of a tightening by the Federal Reserve Board sparked a huge drop in the market towards the end of April. Stronger than anticipated economic numbers supported a quick rebound, and a similar roller coaster ride was replayed from May through June.
o Lower corporate profits, expectation of slower growth in the second half, and the General Motors strike contributed to a July sell off.
o In August, Russia defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and ongoing economic instability in Asia impacted markets worldwide. All major domestic equity indices posted negative returns for the quarter, as stocks, particularly small caps, tumbled. In fact, the August Russell 2000 Index return was one of the five worst in the Index's ninteen year history.
o The market had recovered more than half of August's losses towards the end of September, when it fell again having anticipated a 0.50% cut in interest rates by the Federal Reserve Board, which turned out to be a 0.25% cut instead. Still, small cap stocks outperformed large caps for the month due to strength in energy-related stocks.


FOURTH QUARTER RETURNS MARKED AN EXPLOSIVE FINISH TO A VOLATILE YEAR. The technology sector, led by internet-related stocks, posted staggering returns for the quarter. Two more interest rate cuts of 0.25% each by the Federal Reserve Board in the fourth quarter also buoyed the equity markets.


FOR THE YEAR, GROWTH STOCKS OUTPERFORMED VALUE STOCKS WITHIN THE SMALL CAPITALIZATION SECTOR. Top performing sectors for the year included technology, utilities, and consumer discretionary. The weakest performing sectors included financial services, materials and processing, and integrated oils.

INVESTMENT REVIEW



                                                            AVERAGE
                                        CUMULATIVE          ANNUAL
                                           TOTAL             TOTAL
PERIODS ENDED DECEMBER 31, 1998           RETURNS           RETURNS
--------------------------------- ----------------------- ----------
                                     Past 1      Since       Since
                                      year     inception   inception
                                  ----------- ----------- ----------
  Small Cap Index Fund1
     (inception 8/25/97)           -2.18%     2.81%       2.07%
--------------------------------- ------      ----        ----
  Russell 2000 Index2              -2.55%     2.37%       1.77%

MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Given that we see strong, positive economic signs in the months ahead, this bodes well for the U.S. equity markets overall. More specifically, we anticipate:


o GDP growth of around 2.5% in 1999
o Low inflation
o Consumer fundamentals remaining extremely favorable, and
o Low interest rates, with Federal Reserve Board policy likely on hold in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.


Certain equity sectors may be impacted, however, by a problematic profit story, given that rising labor costs are squeezing margins. The industrial sector, in particular, may be additionally affected by adverse developments abroad.


While it is likely we will continue to see high volatility and more financial liquidity squeezes within the small cap equity sector, small cap fundamentals and earnings growth remain strong and relative valuations attractive. It is important to remember that historically, small cap stocks have outperformed their larger cap brethren over the long term.


Of course, it is important to note that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.




                               /s/ Frank Salerno




                                 Frank Salerno
                 Portfolio Manager of the Small Cap Index Fund
                               December 31, 1998

----------
1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The Russell 2000 Index is an unmanaged index that measures small capitalization equity securities ("small cap stocks"). This index is unmanaged, and investments cannot be made in an index. "Investments in small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock."

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Letter to Shareholders (continued)
--------------------------------------------------------------------------------

  Diversification of Portfolio Investments
                 By Sector as of December 31, 1998 (Unaudited)

[Pie Chart appears here with the following values]

Capital Goods                       6.56%
Consumer Durables                   7.85%
Health Care                            8%
Finance & Building                 24.33%
Consumer Non-Durables              29.52%

Utilities                           6.49%
Retail Trade                        4.54%
Transportation                      2.92%
Metals                              2.38%
Business Equipment & Services       2.18%
Chemicals                           2.16%
Energy                              2.02%
Forest Products                     1.05%





--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------



Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund, and the Russell 2000 Index from August 25, 1997, through
December 31, 1998.

                          Average Annual Total Returns
                             for the Periods Ended
                               December 31, 1998


  One Year     Since 8/25/97*
  -2.18%       2.07%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[Performance Graph appears here with the following plot points]


                              12/97          6/98           12/98
Small Cap Index Fund        10,000.00      10,960.00     10,281.00
Russell 2000 Index          10,000.00      11,022.00     10,237.00


Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------






    Shares                                                                  Value
-------------                                                          ---------------
                COMMON STOCKS -- 97.46%
      700       @Entertainment, Inc. (a) ...........................   $ 4,725
      600       3DFX Interactive, Inc. (a) .........................     7,575
      500       800-JR Cigar, Inc. (a) .............................    11,625
      375       99 Cents Only Stores (a) ...........................    18,422
      600       A.O. Smith Corporation .............................    14,737
    2,300       Aames Financial Corp. ..............................     7,331
    1,350       AAR Corp. ..........................................    31,894
      700       Aaron Rents, Inc. ..................................    10,587
      500       Abacus Direct Corp. (a) ............................    22,750
      800       ABM Industries, Inc. ...............................    27,700
    1,200       ABR Information Services, Inc. (a) .................    23,550
      500       Acceptance Insurance Cos., Inc. (a) ................    10,125
    1,400       Acclaim Entertainment, Inc. (a) ....................    17,150
    1,100       Ackerley Group, Inc. ...............................    20,075
      500       Actel Corp. (a) ....................................    10,000
      600       Action Performance Cos., Inc. (a) ..................    21,225
      500       Acuson Corp. (a) ...................................     7,437
    1,000       ACX Technologies, Inc. (a) .........................    13,250
    2,440       Acxiom Corp. (a) ...................................    75,640
      900       ADAC Laboratories (a) ..............................    17,972
      600       Adelphia Communications Corp. (a) ..................    27,450
      300       Administaff, Inc. (a) ..............................     7,500
      800       ADTRAN, Inc. (a) ...................................    14,650
      500       Advanced Energy Industries (a) .....................    12,500
    1,000       Advanced Lighting Technologies, Inc. (a) ...........     9,750
    3,300       Advanced Tissue Sciences, Inc. (a) .................     8,559
      900       ADVANTA Corp. - Class A ............................    11,925
    1,500       Advantica Restaurant Group (a) .....................     9,281
      300       Advent Software, Inc. (a) ..........................    14,137
      500       Advest Group, Inc. .................................     9,250
    1,300       ADVO, Inc. (a) .....................................    34,287
      900       Aerial Communications (a) ..........................     5,287
      125       AFC Cable Systems, Inc. (a) ........................     4,202
      900       Affiliated Managers Group (a) ......................    26,887
      700       Affymetrix, Inc. (a) ...............................    17,062
      400       Aftermarket Technology Corp. (a) ...................     3,150
    1,800       AGL Resources, Inc. ................................    41,512
    1,200       Agouron Pharmaceuticals, Inc. (a) ..................    70,500
    1,300       AgriBioTech, Inc. (a) ..............................    16,819
      400       Agribrands International (a) .......................    12,000
      300       AHL Services, Inc. (a) .............................     9,375
    1,600       Air Express International Corp. ....................    34,800
    3,100       Airgas, Inc. (a) ...................................    27,706
      700       AirNet Systems, Inc. (a) ...........................    10,062
    1,200       AirTran Holdings, Inc. (a) .........................     3,150
    2,300       AK Steel Holding Corp. .............................    54,050
    2,600       Alaris Medical, Inc. (a) ...........................    15,275
    1,300       Alaska Air Group, Inc. (a) .........................    57,525
      822       Albany International Corp. - Class A ...............    15,569
      720       Albemarle Corp. ....................................    17,100
    1,500       Alexander & Baldwin ................................    34,875
      100       Alexandria Real Estate Equities, REIT ..............     3,094
    1,400       Alfa Corp. .........................................    33,950


    Shares                                                                  Value
-------------                                                          ---------------
      400       Algos Pharmaceuticals Corp. (a) ....................   $10,400
    1,300       Aliant Communications, Inc. ........................    53,137
      800       Alkermes, Inc. (a) .................................    17,750
      600       Allen Telecommunications, Inc. (a) .................     4,012
      308       Alliant Techsystems, Inc. (a) ......................    25,391
      200       Allied Products ....................................     1,262
      800       ALPHARMA, Inc. - Class A ...........................    28,250
    1,000       Alpine Group, Inc. (a) .............................    15,000
      500       Alternative Living Services, Inc. (a) ..............    17,125
    1,000       Alternative Resources Corp. (a) ....................    10,625
      800       Alydaar Software Corp. (a) .........................     6,600
      500       Ambassadors International, Inc. (a) ................     7,375
      200       AMC Entertainment, Inc. (a) ........................     4,212
    1,550       AMCOL International Corp. ..........................    15,306
    1,450       AMCORE Financial, Inc. .............................    33,191
      200       AMER Co. (a) .......................................     5,587
    1,900       America West Holdings Corp.- Class B (a) ...........    32,300
      400       American Annuity Group, Inc. .......................     9,200
      700       American Business Products, Inc. ...................    16,450
      700       American Classic Voyages Co. (a) ...................    12,337
      500       American Eagle Outfitters (a) ......................    33,312
    1,100       American Freightways Corp. (a) .....................    12,684
    1,200       American Health Properties, Inc. ...................    24,750
      400       American Heritage Life .............................     9,775
    1,400       American Homepatient, Inc. (a) .....................     2,537
      600       American Homestar Corp. (a) ........................     9,000
      800       American Italian Pasta Co. (a) .....................    21,100
    1,500       American Management Systems, Inc. (a) ..............    60,000
      400       American Med Security Group, Inc. (a) ..............     5,725
      900       American Media, Inc. - Class A (a) .................     5,006
    1,700       American Mobile Satellite Corp., Inc. (a) ..........     8,925
    1,500       American Oncology Resources, Inc. (a) ..............    21,844
    3,800       American Tower Systems - Class A (a) ...............   112,337
    3,100       AmeriCredit Corp. (a) ..............................    42,819
    1,300       Amerin Corp. (a) ...................................    30,712
      800       AmeriSource Health Corp. - Class A (a) .............    52,000
      400       Ameritrade Holding Corp. (a) .......................    12,600
      100       Ameron, Inc. .......................................     3,700
      967       AmerUs Life Holdings, Inc. - Class A ...............    21,637
      800       Ames Department Stores, Inc. (a) ...................    21,600
    1,000       AMETEK, Inc. .......................................    22,312
    1,600       Amkor Technology. Inc. (a) .........................    17,300
      900       Amli Residential Properties Trust ..................    20,025
      700       Amphenol Corp. - Class A (a) .......................    21,131
      600       Amplicon, Inc. .....................................     9,037
      300       Amtran, Inc. (a) ...................................     8,137
      800       Anacomp, Inc. (a) ..................................    14,900
      900       Analysts International Corp. .......................    17,325
    1,000       Anchor Bancorp Wisconsin, Inc. .....................    24,000
      300       Anchor Gaming (a) ..................................    16,912
      400       Andrx Corp. (a) ....................................    20,500
    1,200       Anixter International, Inc. (a) ....................    24,375
      800       AnnTaylor Store Corp. (a) ..........................    31,550
      400       AnswerThink Consulting Group, Inc. (a) .............    10,750
    1,000       ANTEC Corp. (a) ....................................    20,125

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                 Value
-------------                                                         ---------------
    1,400       APAC Teleservices, Inc. (a) .......................   $ 5,294
      200       Apex PC Solutions, Inc. (a) .......................     5,775
    1,600       Apogee Enterprises, Inc. ..........................    18,000
    1,100       Applebee's International, Inc. ....................    22,687
      360       Applied Graphics Technologies, Inc. (a) ...........     5,940
    1,200       Applied Industrial Technology, Inc. ...............    16,650
    1,100       Applied Micro Circuits Corp. (a) ..................    37,366
    1,655       Applied Power, Inc. - Class A .....................    62,476
    1,200       Apria Healthcare Group, Inc. (a) ..................    10,725
    1,000       Aptargroup, Inc. ..................................    28,062
    7,700       Aqua Alliance, Inc. (a) ...........................    15,881
      500       Aquarion Co. ......................................    20,500
    1,000       Aquila Gas Pipeline Corp. .........................     8,562
    1,600       Arcadia Financial Ltd. (a) ........................     5,800
      400       Arch Coal, Inc. ...................................     6,850
    1,300       Arctic Cat, Inc. ..................................    13,244
      600       Area Bancshares Corp. .............................    15,750
      900       Argonaut Group, Inc. ..............................    22,050
    1,100       ARM Financial Group, Inc. - Class A ...............    24,406
    3,800       Armco, Inc. (a) ...................................    16,625
      700       Arnold Industries, Inc. ...........................    11,287
      400       Arrow International, Inc. .........................    12,550
    1,433       Artesyn Technologies, Inc. (a) ....................    20,062
      800       Arvin Industries, Inc. ............................    33,350
      700       ASA Holdings, Inc. ................................    21,350
    1,300       ASARCO Inc. .......................................    19,581
    1,200       Ascent Entertainment Group, Inc. (a) ..............     8,850
    2,800       Aspec Technology, Inc. (a) ........................     3,675
      800       Aspect Development, Inc. (a) ......................    35,450
    2,400       Aspect Telecommunications (a) .....................    41,400
      900       Aspen Technologies, Inc. (a) ......................    13,050
      100       Associated Estates Realty Corp. ...................     1,181
    1,400       Associated Group, Inc. - Class A (a) ..............    60,200
      200       Astec Industries, Inc. (a) ........................    11,125
      600       Atlantic Coast Airlines Holding (a) ...............    15,000
      500       Atlas Air, Inc. (a) ...............................    24,469
      300       ATMI, Inc. (a) ....................................     7,575
    1,000       Atmos Energy Corp. ................................    32,250
      400       Atwood Oceanics, Inc.. (a) ........................     6,800
      400       Authentic Fitness Corp. ...........................     7,300
    1,300       Avado Brands, Inc. ................................    10,806
    1,200       Avant! Corp. (a) ..................................    19,200
      300       Avatar Holdings, Inc. (a) .........................     4,800
      400       Aviall, Inc. (a) ..................................     4,700
      300       Aviation Sales Co. (a) ............................    12,187
    1,100       Avid Technology, Inc.. (a) ........................    25,712
      500       Aviron (a) ........................................    12,937
    1,400       Avis Rent A Car (a) ...............................    33,862
      200       Avondale Industries, Inc. (a) .....................     5,800
    1,000       AXENT Technologies (a) ............................    30,562
    2,200       Axys Pharmaceuticals, Inc. (a) ....................    12,925
      800       Aztar Corp. (a) ...................................     4,050
      900       BA Merchant Services, Inc. (a) ....................    18,112
      142       Baan Company NV (a) ...............................     1,492
      600       Bacou USA (a) .....................................    12,900


    Shares                                                                 Value
-------------                                                         ---------------
    1,433       Baldor Electric Co. ...............................   $29,017
      400       Baldwin & Lyons, Inc. - Class B ...................     9,900
    1,100       Ball Corp. ........................................    50,325
    1,200       Ballard Medical Products ..........................    29,175
    1,000       Bally Total Fitness Holding Corp. (a) .............    24,875
    1,300       BancorpSouth, Inc. ................................    23,481
    1,400       BancTec, Inc. (a) .................................    17,587
      700       BancWest Corp. ....................................    33,600
      600       Bandag, Inc. ......................................    23,962
      250       Bank of Granite Corp. .............................     6,906
    2,100       Bank Plus Corp. (a) ...............................     9,187
    2,200       BankAtlantic Bancorp, Inc. - Class B ..............    15,675
      900       Banknorth Group, Inc. .............................    33,862
      720       Banner Aerospace, Inc. (a) ........................     6,795
    1,500       Banta Corp. .......................................    41,062
      300       Barnes Group, Inc. ................................     8,812
      900       Barnett, Inc. (a) .................................    12,375
      500       Barr Laboratories, Inc. (a) .......................    24,000
      250       Barra, Inc. (a) ...................................     5,906
    1,300       Barrett Resources Corp. (a) .......................    31,200
      700       Bassett Furniture Industries, Inc. ................    16,887
    8,200       Battle Mountain Gold Co. ..........................    33,825
      700       Bay State Gas Co. .................................    27,869
    1,300       Bay View Capital Corp. ............................    28,194
    1,500       BE Aerospace, Inc. (a) ............................    31,500
    1,900       BEA Systems, Inc. (a) .............................    23,275
    1,000       Bedford Property Investors ........................    16,875
      900       Belco Oil & Gas (a) ...............................     5,006
    1,300       Belden, Inc. ......................................    27,544
      800       Bell & Howell Co. (a) .............................    30,250
      400       Benchmark Stock Electroncs, Inc. (a) ..............    14,650
      600       Benton Oil & Gas Co. (a) ..........................     1,800
      800       Beringer Wine Estates Holdings (a) ................    35,750
      700       Berkley (W.R.) Corp. ..............................    23,844
    1,900       Berkshire Realty Co., Inc. ........................    18,050
      400       Berlitz International, Inc. (a) ...................    11,600
      300       Berry Petroleum Co. - Class A .....................     4,256
    4,614       Bethlehem Steel Corp. (a) .........................    38,642
      700       Big Flower Press Holdings, Inc. (a) ...............    15,444
    1,500       Billing Concepts Corp. (a) ........................    16,500
      733       Bindley Western Industries, Inc. ..................    36,100
      300       Biomatrix, Inc. (a) ...............................    17,475
      700       Bio-Rad Laboratories, Inc. - Class A (a) ..........    14,700
    2,900       Bio-Technology General Corp. (a) ..................    20,119
    1,300       Birmingham Steel Corp. ............................     5,444
    1,000       BISYS Group, Inc. (a) .............................    51,625
      700       Black Box Corp. (a) ...............................    26,512
    1,100       Black Hills Corp. .................................    29,012
      724       Block Drug Co., Inc. - Class A ....................    31,407
    1,400       Blount International, Inc. - Class A ..............    34,912
      600       BMC Industries, Inc. ..............................     3,750
    1,500       Bob Evans Farms, Inc. .............................    39,094
      700       Boise Cascade Office Products Corp. (a) ...........     9,450
      106       BOK Financial Corp. (a) ...........................     4,995
    1,350       Boole & Babbage, Inc. (a) .........................    39,741

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                               Value
-------------                                                       ---------------
    1,100       Borg Warner Automotive, Inc. ....................   $61,325
      600       Borg-Warner Security Corp. (a) ..................    11,250
      500       Boron LePore & Associates, Inc. (a) .............    17,250
    1,400       Bowne & Co., Inc. ...............................    25,025
    1,900       Boyd Gaming Corp. (a) ...........................     6,294
      400       Boykin Lodging Company ..........................     4,950
    1,200       Bradley Real Estate, Inc. .......................    24,600
    1,200       Brady (W.H.) Co. ................................    32,325
    1,500       Brandywine Realty Trust .........................    26,812
      200       BRC Holdings, Inc. (a) ..........................     3,750
    1,300       BRE Properties, Inc. - Class A ..................    32,175
    1,200       BREED Technologies, Inc. (a) ....................     9,825
      300       Brenton Banks, Inc. .............................     5,025
      800       Briggs & Stratton Corp. .........................    39,900
    2,200       Brightpoint, Inc. (a) ...........................    30,250
    1,000       BroadVision, Inc. (a) ...........................    32,000
      500       Brookdale Living Communities, Inc. (a) ..........     9,750
      700       Brookline Bancorp, Inc. .........................     8,050
    1,000       Brown (Tom), Inc. (a) ...........................    10,031
      800       Brown Group, Inc. ...............................    14,050
      800       Brush Wellman, Inc. .............................    13,950
      300       Brylane, Inc. (a) ...............................     6,975
      150       BSB Bancorp. Inc. ...............................     4,931
      420       BT Financial Corp. ..............................    11,497
    1,200       Buckeye Technologies, Inc. (a) ..................    17,925
      300       Buckle, Inc. (a) ................................     7,200
    1,100       Budget Group, Inc. - Class A (a) ................    17,462
    1,800       Buffets, Inc. (a) ...............................    21,487
    1,500       Building One Services Corp. (a) .................    31,312
    1,700       Burham Pacific Properties, Inc. .................    20,506
      900       Burlington Coat Factory Warehouse ...............    14,681
    3,100       Burlington Industries, Inc. (a) .................    34,100
    1,000       Burr-Brown Corp. (a) ............................    23,437
      400       Bush Boake Allen, Inc. (a) ......................    14,100
      200       Bush Industries, Inc. - Class A .................     2,487
      300       Butler Manufacturing Co. ........................     6,712
      400       C & D Technologies, Inc. ........................    11,000
    2,100       C.H. Robinson Worldwide, Inc. ...................    54,469
      300       C/NET, Inc. (a) .................................    16,444
    1,250       Cable Design Technologies (a) ...................    23,125
      900       Cabot Industrial Trust ..........................    18,394
      600       Cabot Oil & Gas Corp. - Class A .................     9,000
    1,200       Cadiz Land Company, Inc. (a) ....................     9,150
      400       Cal Dive International, Inc. (a) ................     8,300
    1,500       Calgon Carbon Corp. .............................    11,250
      500       California Microwave, Inc. (a) ..................     4,687
      300       California Water Services Co. ...................     9,394
    1,100       CalMat Co. ......................................    33,962
      900       Calpine Corp. (a) ...............................    22,725
    1,200       Cambrex Corp. ...................................    28,800
    1,327       Camdem Property Trust ...........................    34,502
      500       Canandaigua Brands, Inc. - Class A (a) ..........    28,906
      900       Capital Automotive REIT .........................    13,387
      500       Capital City Bank Group, Inc. ...................    13,812
    1,100       Capital Re Corp. ................................    22,069


    Shares                                                               Value
-------------                                                       ---------------
      900       Capitol Transamerica Corp. ......................   $16,819
    3,100       Capstead Mortgage Corp. .........................    12,787
    1,100       Caraustar Industries, Inc. ......................    31,419
      400       Carbide Graphite Group (a) ......................     5,900
      400       Carbo Ceramics, Inc. ............................     7,000
      600       CareMatrix Corp. (a) ............................    18,375
      800       Caribiner International, Inc. (a) ...............     7,300
      500       Carmike Cinemas, Inc. - Class A (a) .............    10,094
    1,100       Carolina First Corp. ............................    27,844
      700       Carpenter Technology Corp. ......................    23,756
    1,100       Carter-Wallace, Inc. ............................    21,587
    2,200       Casey's General Stores, Inc. ....................    28,669
    1,000       Cash America International Inc. .................    15,187
      410       Castle & Cooke, Inc. (a) ........................     6,047
      300       Castle (A.M.) & Co. .............................     4,500
      600       Catalina Marketing Corp. (a) ....................    41,025
    1,900       Catalytica, Inc. (a) ............................    34,200
      300       Cathay Bancorp, Inc. ............................    12,300
      500       CB Richard Ellis Services, Inc. (a) .............     9,062
    1,500       CBL & Associates Properties, Inc. ...............    38,719
    1,000       CCA Prison Realty Trust .........................    20,500
    1,400       CCC Information Services Group (a) ..............    24,150
    1,500       C-Cube Microsytems, Inc. (a) ....................    40,687
      500       CD Radio, Inc. (a) ..............................    17,125
      600       CDI Corp. (a) ...................................    12,112
      800       CDnow, Inc. (a) .................................    14,400
      200       CDW Computer Centers, Inc. (a) ..................    19,187
      800       CEC Entertainment, Inc. (a) .....................    22,200
    1,300       CellNet Data Systems, Inc. (a) ..................     6,500
      900       CellStar Corp. (a) ..............................     6,131
      500       Cellular Communications International,
                Inc. (a) ........................................    34,000
      500       Cellular Communications of Puerto Rico (a) ......     9,250
      800       Centennial Cellular Corp. - Class A (a) .........    32,800
      900       Centennial HealthCare Corp. (a) .................    13,950
      800       CenterPoint Properties Corp. ....................    27,050
      500       Centex Construction Products, Inc. ..............    20,312
    1,200       Central Garden & Pet Co. (a) ....................    17,250
      800       Central Hudson Gas & Electric Corp. .............    35,800
      450       Central Parking Corp. ...........................    14,597
      900       Century Aluminum Company ........................     8,494
    1,900       Century Business Services, Inc. (a) .............    27,312
    1,200       Century Communication Corp. - Class A (a)........    38,062
      400       Century South Banks, Inc. .......................    11,150
    1,200       Cephalon, Inc. (a) ..............................    10,800
    1,300       Cerner Corp. (a) ................................    34,775
      800       CFSB Bancorp, Inc. ..............................    19,500
      700       CFW Communications Co. ..........................    16,362
    1,800       Champion Enterprises, Inc. (a) ..................    49,275
    4,900       Charming Shoppes, Inc. (a) ......................    21,131
      450       Chart Industries, Inc. ..........................     3,431
    1,100       Chase Industries, Inc. (a) ......................    11,481
    1,100       Chateau Communities, Inc. .......................    32,244
      500       Chattem, Inc. (a) ...............................    23,937
    1,700       Checkfree Corp. (a) .............................    39,737

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                              Value
-------------                                                      ---------------
    1,200       Checkpoint Systems, Inc. (a) ...................   $14,850
      700       Chelsea GCA Realty, Inc. .......................    24,937
      600       Chemed Corp. ...................................    20,100
      900       ChemFirst, Inc. ................................    17,775
      631       Chemical Financial Corp. .......................    21,454
      900       Chesapeake Corp. ...............................    33,187
    2,420       Chesapeake Energy Corp. ........................     2,117
      500       Chicago Title Corp. ............................    23,469
    1,000       Chiquita Brands International, Inc. ............     9,562
      700       ChiRex, Inc. (a) ...............................    14,962
      875       Chittenden Corp. ...............................    28,000
    1,600       Choice Hotels Corp., Inc. (a) ..................    21,900
      700       ChoicePoint, Inc. (a) ..........................    45,150
    1,200       CHS Electronics, Inc. (a) ......................    20,325
      900       Church & Dwight Co., Inc. ......................    32,344
      200       Churchill Downs, Inc. ..........................     6,575
      600       CILCORP, Inc. ..................................    36,712
      600       Circle International Group, Inc. ...............    12,300
    2,800       Cirrus Logic, Inc.. (a) ........................    27,475
      200       Citation Corp. (a) .............................     2,525
    1,050       Citizens Banking Corp. .........................    35,437
    1,700       Claire's Stores, Inc. ..........................    34,850
    1,050       Clarcor, Inc. ..................................    21,000
      700       Clarify, Inc. (a) ..............................    17,106
    1,300       Cleco Corporation ..............................    44,606
      500       Cleveland-Cliffs, Inc. .........................    20,156
      200       Closure Medical Corp. (a) ......................     5,962
    1,100       CMAC Investment Corp. ..........................    50,531
      700       CMG Information Services, Inc. (a) .............    74,550
    1,600       CMP Group, Inc. ................................    30,200
      900       CNA Surety Corp. ...............................    14,175
    1,440       CNB Bancshares, Inc. ...........................    67,140
    1,200       Coach USA, Inc. (a) ............................    41,625
      800       Coachmen Industries, Inc. ......................    21,000
      300       Coast Federal Litigation Contingent Payment
                Rights Trust (a) ...............................     1,987
      100       Coca Cola Bottling Consolidated ................     5,750
    1,500       Cognex Corp. (a) ...............................    30,000
      600       Coherent, Inc. (a) .............................     7,462
      300       Cohu, Inc. .....................................     6,600
    1,000       Coin Machine Laundry Corp. (a) .................    13,000
      400       Coldwater Creek, Inc. (a) ......................     5,500
      500       Cole National Corp. - Class A (a) ..............     8,562
    2,700       Collins & Aikman Corp. (a) .....................    13,837
    1,600       Colonial Properties Trust ......................    42,600
      700       Columbia Laboratories, Inc. (a) ................     2,144
      800       Columbus McKinnon Corp. ........................    14,400
      400       Com21, Inc. (a) ................................     8,400
    1,400       Comfort Systems USA, Inc. (a) ..................    25,025
      712       Commerce Bancorp, Inc. .........................    37,380
      800       Commerce Group Inc. ............................    28,350
    2,587       Commercial Federal Corp. .......................    59,986
      300       Commercial Intertech Corp. .....................     3,862
      700       Commercial Metals Co. ..........................    19,425
    1,700       Commercial Net Lease Realty ....................    22,525


    Shares                                                              Value
-------------                                                      ---------------
    1,000       CommNet Cellular, Inc. (a) .....................   $12,250
      900       Commonwealth Bancorp, Inc. .....................    14,006
    1,000       Commonwealth Energy System .....................    40,500
    1,200       Commonwealth Industries, Inc. ..................    11,250
      433       Commonwealth Telephone Enterprises,
                Inc. (a) .......................................    14,506
    1,700       Commscope, Inc. (a) ............................    28,581
      200       Community Bank Systems .........................     5,862
    1,800       Community First Bankshares, Inc. ...............    37,912
      200       Community Trust Bancorp, Inc. ..................     4,700
      500       Complete Business Solutions, Inc. (a) ..........    16,937
      500       CompuCom Systems, Inc. (a) .....................     1,750
    1,300       Computer Horizons Corp. (a) ....................    34,612
      600       Computer Learning Centers, Inc. (a) ............     4,012
      400       Computer Management Sciences (a) ...............     6,950
      800       Computer Task Group, Inc. ......................    21,700
    2,500       Comstock Resources, Inc. (a) ...................     7,656
    1,100       Concentra Managed Care, Inc. (a) ...............    11,756
      700       Concentric Network Corp. (a) ...................    23,275
      700       Concord Communications, Inc. (a) ...............    39,725
      400       CONMED Corp. (a) ...............................    13,200
      100       Connecticut Energy Corp. .......................     3,050
      800       Conning Corp. ..................................    16,600
      200       Consolidated Cigar Holdings, Inc. (a) ..........     3,537
      600       Consolidated Freightways Co. (a) ...............     9,525
      500       Consolidated Graphics, Inc. (a) ................    33,781
      750       Consolidated Products, Inc. (a) ................    15,469
    1,000       ContiFinancial Corp. (a) .......................     7,125
      400       Cooper Companies, Inc. (a) .....................     8,275
    1,500       Coors (Adolph) Co. - Class B ...................    84,656
      200       Copart, Inc. (a) ...............................     6,475
    1,400       COR Therapeutics, Inc. (a) .....................    18,550
      500       CoreComm, Inc. (a) .............................     7,875
    1,800       Corn Products International, Inc. ..............    54,675
      700       Cornerstone Realty Income Trust, Inc. ..........     7,350
    3,700       Corporate Express, Inc. (a) ....................    19,194
      600       Cort Business Services Corp. (a) ...............    14,550
      400       Corus Bankshares, Inc. .........................    12,900
      500       Cotellingent Group, Inc. (a) ...................    10,656
      500       Coulter Pharmaceutical, Inc. (a) ...............    15,000
    1,300       Cousins Properties, Inc. .......................    41,925
    2,800       Covance, Inc. (a) ..............................    81,550
    2,600       Coventry Health Care, Inc. (a) .................    22,912
      400       Cox Radio Inc. - Class A (a) ...................    16,900
      120       CPI Corp. ......................................     3,180
    2,000       Crawford & Co. - Class B .......................    30,875
      900       Credence Systems Corp. (a) .....................    16,650
    1,000       Credit Acceptance Corp. (a) ....................     7,312
    1,400       Crescent Operating, Inc. (a) ...................     6,650
    2,100       CRIIMI MAE, Inc. ...............................     7,350
    1,800       Cross Timbers Oil Co. ..........................    13,612
    1,000       CSG Systems International, Inc. (a) ............    79,000
      600       CSK Auto Corp. (a) .............................    16,012
      500       CTS Corp. ......................................    21,750
      100       Cubic Corp. ....................................     1,875

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                  Value
-------------                                                          ---------------
    1,200       Cullen/Frost Bankers, Inc. .........................   $65,850
    1,000       Culp, Inc. .........................................     7,875
      700       Cuno, Inc. (a) .....................................    11,375
      600       Curative Health Services, Inc. (a) .................    20,100
      200       Curtiss-Wright Corp. ...............................     7,625
      330       CVB Financial Corp. ................................     7,425
    1,600       Cylink Corp. (a) ...................................     5,800
    1,100       Cymer, Inc. (a) ....................................    16,087
    3,600       Cypress Semiconductor (a) ..........................    29,925
      600       Cytyc Corp. (a) ....................................    15,450
    1,200       D.R. Horton, Inc. ..................................    27,600
      500       Dain Rausher Corp. .................................    14,750
    1,000       Dallas Semiconductor Corp ..........................    40,750
    1,400       Dal-Tile International, Inc. (a) ...................    14,525
    1,000       Dames & Moore, Inc. ................................    12,875
      600       Dan River, Inc. - Class A (a) ......................     7,050
      300       Daniel Industries ..................................     3,637
    2,100       Data General Corp. (a) .............................    34,519
      300       Data Processing Resources (a) ......................     8,775
      200       Data Transmission Network Corp. (a) ................     5,775
      600       Datascope Corp. (a) ................................    13,800
      600       Datastream Systems, Inc. (a) .......................     6,900
      500       Dataworks Corporation (a) ..........................     5,219
      600       Day Runner, Inc. (a) ...............................     8,700
      400       DBT Online (a) .....................................     9,975
      900       DecisionOne Holdings Corp. (a) .....................     4,275
      300       Del Webb Corp. .....................................     8,269
      500       Delias*s, Inc. (a) .................................     6,250
      516       Delphi Financial Group, Inc. - Class A .............    27,057
    1,000       Delta Financial Corp. (a) ..........................     5,875
      200       Deltek Systems, Inc. (a) ...........................     3,375
      600       Deltic Timber Corp. ................................    12,225
      800       Dendrite International, Inc. (a) ...................    19,975
      900       Department 56, Inc. (a) ............................    33,806
      300       Detroit Diesel Corp. (a) ...........................     6,206
    1,600       Developers Diversified Realty Corp. ................    28,400
      800       Devon Energy Corp. .................................    24,550
    2,300       DeVRY, Inc. (a) ....................................    70,437
    1,000       Dexter Corp. .......................................    31,437
      700       Diagnostic Products Corp. ..........................    21,788
      200       Dialogic Corp. (a) .................................     3,931
    2,000       Diamond Multimedia Systems, Inc. (a) ...............    12,750
      500       Diamond Technology Partners, Inc. (a) ..............     9,562
    1,900       Digital Microwave Corp. (a) ........................    13,002
    1,000       DII Group, Inc.. (a) ...............................    23,312
      400       Dime Community Bancorp, Inc. .......................     8,250
    2,100       DIMON, Inc. ........................................    15,094
    1,100       Dionex Corp. (a) ...................................    40,287
      700       Discount Auto Parts, Inc. (a) ......................    15,356
      500       Documentum, Inc. (a) ...............................    26,719
    1,300       Dollar Thrifty Automotive Group, Inc. (a) ..........    16,737
    1,900       Donaldson Co., Inc. ................................    39,425
      600       Donna Karan International, Inc. (a).................     4,537
    1,400       Doral Financial Corp. ..............................    30,975
      400       Double Click, Inc. (a) .............................    18,225


    Shares                                                                  Value
-------------                                                          ---------------
      400       Dover Downs Entertainment ..........................   $ 4,825
      910       Downey Financial Corp. .............................    22,977
    1,200       Dress Barn, Inc. (a) ...............................    18,225
      500       Dreyer's Grand Ice Cream, Inc. .....................     7,562
    1,700       DSP Communications, Inc. (a) .......................    26,031
      500       DT Industries, Inc. ................................     7,875
      600       Duane Reade, Inc. (a) ..............................    23,100
      750       Ducommun, Inc. (a) .................................    10,359
    1,600       Dura Pharmaceuticals, Inc. (a) .....................    24,300
      500       DVI, Inc. (a) ......................................     9,062
      600       Dycom Industries, Inc. (a) .........................    34,275
    1,900       Dynex Capital, Inc. ................................     8,787
    1,600       E Trade Group, Inc. (a) ............................    74,850
    2,100       e. spire Communications, Inc. (a) ..................    13,387
      600       E.W. Blanch Holdings, Inc. .........................    28,462
    1,200       Eagle Hardware & Garden, Inc. (a) ..................    39,000
      100       Eagle USA Airfreight, Inc. (a) .....................     2,450
    1,900       Earthgrains Co. ....................................    58,781
      600       Earthlink Network, Inc. (a) ........................    34,200
    1,600       EarthShell Corp. (a) ...............................    19,100
    1,300       Eastern Enterprises ................................    56,875
    1,100       Easterns Utilities Associates ......................    31,075
      300       EastGroup Properties, Inc. .........................     5,531
    1,100       Easton Environmental Services, Inc. (a) ............    32,587
    1,400       Eaton Vance Corp. ..................................    29,225
      400       EchoStar Communications - Class A (a) ..............    19,350
      400       Education Management Corp. (a) .....................     9,450
      800       EduTrek International, Inc. - Class A (a) ..........     4,600
    2,033       EEX Corp. (a) ......................................    14,231
    2,800       El Paso Electric Co. (a) ...........................    24,500
      800       Elcor Corp. ........................................    25,850
      500       Elder-Beerman Stores Corp. (a) .....................     5,781
    1,000       Electric Lightwave, Inc. - Class A (a) .............     8,187
    1,200       Electro Rent Corp. (a) .............................    19,350
      300       Electro Scientific Industries, Inc. (a) ............    13,594
      800       Electroglas, Inc. (a) ..............................     9,400
    2,300       Electronics For Imaging (a) ........................    92,431
      500       Emmis Broadcasting Corp. - Class A (a) .............    21,687
      400       Empire District Electric Co. .......................     9,900
      250       Encore Wire Corp. (a) ..............................     2,312
      500       Energen Corp. ......................................     9,750
      900       Enesco Group, Inc. .................................    20,925
      200       Engineering Animation, Inc. (a) ....................    10,800
      700       Enhance Financial Services Group, Inc. .............    21,000
      900       Envoy Corp. (a) ....................................    52,425
      525       Enzo Biochem, Inc. (a) .............................     5,414
    1,900       Equitable Resources, Inc. ..........................    55,337
      900       Equity Corporation International (a) ...............    23,906
    2,000       Equity Inns, Inc. ..................................    19,250
      226       Essex International, Inc. (a) ......................     7,825
      400       Essex Property Trust, Inc. .........................    11,900
      700       Esterline Technologies Corp. (a) ...................    15,225
      900       Etec Systems, Inc. (a) .............................    36,000
    1,500       Ethyl Corp. ........................................     8,719
      200       E'Town Corp. .......................................     9,475

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                     Value
-------------                                                             ---------------
      600       Everen Capital Corp. ..................................   $13,650
      200       Excel Industries ......................................     3,500
    1,100       Excite, Inc. (a) ......................................    46,269
      400       Executive Risk, Inc. ..................................    21,975
      500       Exide Corp. ...........................................     8,125
      500       Exodus Communication, Inc. (a) ........................    32,125
      800       Expeditors International of Washington, Inc. ..........    33,600
    1,500       Express Scripts Inc. - Class A (a) ....................   100,687
    3,100       Extended Stay America, Inc. (a) .......................    32,550
      220       F&M Bancorporation, Inc. ..............................     6,655
    1,100       F&M National Corp. ....................................    32,931
      815       F.N.B. Corp., Pennsylvania ............................    23,024
      700       F.Y.I., Inc. (a) ......................................    22,400
      200       FactSet Research Systems, Inc. (a) ....................    12,350
      400       Fair Isaac & Co., Inc. ................................    18,475
    1,900       Fairfield Communities, Inc. (a) .......................    21,019
      850       Family Golf Centers, Inc. (a) .........................    16,787
      200       Farmers Capital Bank Corp. ............................     7,500
    1,500       FBL Financial Group, Inc. - Class A ...................    36,375
    2,600       Fedders Corp. .........................................    15,112
      100       Federal Agriculture Mortgage Corp. -
                Class C (a) ...........................................     3,712
    2,100       Federal Realty Investment Trust .......................    49,612
    2,300       Federal Signal Corp. ..................................    62,962
    2,111       Felcor Lodging Trust, Inc. ............................    48,685
    1,850       Ferro Corp. ...........................................    48,100
    1,201       Fidelity National Financial, Inc. .....................    36,631
    1,200       FileNet Corp. (a) .....................................    13,762
      600       Financial Federal Corp. (a) ...........................    14,850
    1,800       Fingerhut Companies, Inc. .............................    27,787
      600       Finish Line, Inc. - Class A (a) .......................     4,800
      700       Finlay Enterprises, Inc. (a) ..........................     7,087
    2,000       First American Financial Corp. ........................    64,250
    1,100       First Bancorp/Puerto Rico .............................    33,206
    1,800       First Brands Corp. ....................................    70,987
      600       First Charter Corp. ...................................    10,350
      400       First Citizens BancShares, Inc. - Class A .............    36,000
      600       First Commerce Bancshares .............................    16,800
    1,000       First Commonwealth Financial Corp. ....................    24,500
      500       First Consulting Group, Inc. (a) ......................    10,250
    1,496       First Financial Bancorp ...............................    43,291
      550       First Financial Bankshares, Inc. ......................    19,250
      505       First Financial Corp., Indiana ........................    24,934
    1,300       First Financial Holdings ..............................    24,700
    2,100       First Industrial Realty Trust, Inc. ...................    56,306
      600       First Merchants Corp. .................................    15,675
    1,183       First Midwest Bancorp, Inc. ...........................    45,027
      500       First Republic Bank (a) ...............................    12,531
    1,282       First Sentinel Bancorp, Inc. ..........................    10,416
      400       First Sierra Financial, Inc. (a) ......................     4,900
      710       First Source Corp. ....................................    23,785
      300       First Union Real Estate Investments ...................     1,762
    1,000       First United Bancshares, Inc. .........................    17,750
      800       First Western Bancorp, Inc. ...........................    25,400
      700       FirstCity Financial Corp. (a) .........................     9,056


    Shares                                                                     Value
-------------                                                             ---------------
    1,200       FirstFed Financial Corp. ..............................   $21,450
    1,800       Fisher Scientific International (a) ...................    35,887
      200       Flagstar Bancorp, Inc. ................................     5,225
      900       Fleming Companies, Inc. ...............................     9,337
      500       Florida East Coast Industries, Inc. ...................    17,594
      900       Florida Panthers Holdings, Inc. (a) ...................     8,381
      600       Florida Rock Industries, Inc. .........................    18,600
    1,700       Flowserve Corp. .......................................    28,156
    1,800       Foodmaker, Inc. (a) ...................................    39,600
    1,300       Footstar, Inc. (a) ....................................    32,500
    2,100       Forcenergy, Inc. (a) ..................................     5,512
      400       Foremost Corp. of America .............................     8,400
      600       Forest City Enterprises, Inc. - Class A ...............    15,750
    1,700       Forest Oil Corp. (a)...................................    14,450
      200       Forrester Research, Inc. (a) ..........................     8,750
      650       Fossil, Inc. (a) ......................................    18,687
    1,800       Foster Wheeler Corp. ..................................    23,737
      200       FPIC Insurance Group, Inc. (a) ........................     9,562
    1,500       Franchise Finance Corp. of America ....................    36,000
    1,000       Franchise Mortgage (a) ................................     7,750
      600       Franklin Covey Co. (a) ................................    10,050
      300       Franklin Electric Co., Inc. ...........................    20,250
      800       Freds, Inc. Class A ...................................    12,000
    1,100       French Fragrances, Inc. (a) ...........................     7,975
      900       Friede Goldman International, Inc. (a) ................    10,237
    1,000       Friedman, Billings Ramsey Group, Inc. (a) .............     6,500
      400       Friedman's, Inc. - Class A (a) ........................     4,100
    1,500       Fritz Cos, Inc. (a) ...................................    16,219
      300       Frontier Financial Corp. (a) ..........................    13,725
    1,510       Frontier Insurance Group, Inc. ........................    19,441
      500       FSI International, Inc. (a) ...........................     5,187
      900       Fuisz Technologies Ltd. (a) ...........................    11,587
      600       Fuller (H.B.) Co. .....................................    28,875
      300       Fund American Enterprise Holdings .....................    42,019
      300       Furon Co. .............................................     5,119
    1,000       G&K Services, Inc. - Class A ..........................    53,250
    1,600       Gables Residential Trust ..............................    37,100
      900       Gadzooks, Inc. (a) ....................................     6,975
      300       Galey & Lord, Inc. (a) ................................     2,587
      900       Gallagher (Arthur J.) & Co. ...........................    39,712
    1,000       Garden Ridge Corp. (a) ................................     9,062
      950       Gardner Denver Machinery, Inc. (a) ....................    14,012
    1,900       Gaylord Container Corp. - Class A (a) .................    11,637
    1,000       Gaylord Entertainment, Inc. ...........................    30,125
      900       GBC Bancorp ...........................................    23,175
      100       GC Companies (a) ......................................     4,162
      400       GelTex Pharmaceuticals, Inc. (a) ......................     9,050
    1,600       GenCorp., Inc. ........................................    39,900
      200       General Binding Corp. .................................     7,450
    1,850       General Cable Corp. ...................................    37,925
      400       General Chemical Group, Inc. ..........................     5,550
      800       General Cigar Holdings, Inc. (a) ......................     6,950
    1,900       General Communication - Class A (a) ...................     7,719
    1,100       General Growth Properties .............................    41,662
    1,500       General Magic, Inc. (a) ...............................     7,547

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                 Value
-------------                                                         ---------------
    2,100       Genesco, Inc. (a) .................................   $ 11,944
    1,200       Genesis Direct, Inc. (a) ..........................      9,375
    1,500       Genesis Health Ventures, Inc. (a) .................     13,125
      400       Genesys Telecommunications Laboratories,
                Inc. (a) ..........................................      8,900
      420       Genovese Drugs Stores - Class A ...................     11,970
      900       GenRad, Inc. (a) ..................................     14,175
    3,200       Gensia Sicor, Inc. (a) ............................     14,500
    3,100       Gentex Corp. (a) ..................................     62,000
    1,000       Geon Co. ..........................................     23,000
    1,400       Georgia Gulf Corp. ................................     22,487
      800       GeoTel Communications Inc. (a) ....................     29,800
      900       Gerber Scientific, Inc. ...........................     21,431
    1,500       Getchell Gold Corp. (a) ...........................     40,875
      800       Getty Images, Inc. (a) ............................     13,750
      200       Getty Realty Corp. ................................      2,925
      600       Gibraltar Steel Corp. (a) .........................     13,650
      700       Gibson Greetings, Inc. (a) ........................      8,312
    1,400       Gilead Sciences, Inc. (a) .........................     57,487
    1,200       Glatefelter (P.H.) Co. ............................     14,850
      200       Gleason Corp. .....................................      3,625
    2,600       Glenayre Technologies, Inc. (a) ...................     11,537
    1,100       Glenborough Realty Trust, Inc. ....................     22,413
    1,900       Glimcher Realty Trust .............................     29,806
      400       Global DirectMail Products, Inc. (a) ..............      9,350
    1,000       Global Industrial Technologies, Inc. (a) ..........     10,687
      600       Goody's Family Clothing, Inc. (a) .................      6,019
      800       Graco, Inc. .......................................     23,600
    2,100       Grand Casinos, Inc. (a) ...........................     16,931
      900       Granite Construction, Inc. ........................     30,206
      450       Gray Communications System, Inc. ..................      8,241
    1,100       Great Atlantic & Pacific Tea Co. ..................     32,587
    1,100       Great Lakes REIT, Inc. ............................     17,256
      400       Great Plains Software, Inc. (a) ...................     19,300
      500       Greenbrier Companies, Inc. ........................      7,062
    3,000       Grey Wolf, Inc. (a) ...............................      2,437
    2,300       Greyhound Lines, Inc. (a) .........................     13,656
      700       Grief Bros Corp. - Class A ........................     20,431
    1,800       Griffon Corp. (a) .................................     19,125
    1,300       Group Maintenance, Inc. (a) .......................     15,762
      600       Grubb & Ellis Co. (a) .............................      4,837
      500       GT Interactive Software Corp. (a) .................      2,500
    1,800       GTech Holding Corp. (a) ...........................     46,125
      400       Guarantee Life Companies, Inc. ....................      7,400
    1,300       Guess, Inc. (a) ...................................      6,256
    1,100       Guilford Mills, Inc. ..............................     18,356
      600       Guilford Pharmaceuticals, Inc. (a) ................      8,550
      500       Guitar Center, Inc. (a) ...........................     12,312
      400       GulfMark Offshore, Inc. (a) .......................      6,300
      500       Gymboree Corp. (a) ................................      3,187
      100       H.T.E., Inc. (a) ..................................        500
      500       Hadco Corp. (a) ...................................     17,500
    1,000       Haemonetics Corp. (a) .............................     22,750
    1,200       HA-LO Industries (a) ..............................     45,150
    1,100       Halter Marine Group, Inc. (a) .....................      5,362


    Shares                                                                 Value
-------------                                                         ---------------
      500       Hambrecht & Quist Group, Inc. (a) .................   $ 11,344
      100       Hamilton Bancorp, Inc. (a) ........................      2,669
      500       Hancock Fabrics, Inc. .............................      4,187
      500       Hancock Holding Co. ...............................     22,750
    1,300       Handleman Co. (a) .................................     18,281
      700       Hanger Orthopedic Group, Inc. (a) .................     15,750
    2,500       Hanna (M.A.) Co. ..................................     30,781
    1,400       Hanover Compressor Co. (a) ........................     35,962
    3,100       Hanover Direct, Inc. (a) ..........................     10,656
      900       Harbinger Corp. (a) ...............................      7,200
    1,001       Harbor Florida Bancorp, Inc. ......................     11,199
    5,600       Harken Energy Corp. (a) ...........................     10,850
    1,700       Harland (John H.) Co. .............................     26,456
      800       Harleysville Group, Inc. ..........................     20,650
      200       Harleysville National Corp. .......................      7,800
    1,000       Harman International Industries, Inc. .............     38,125
    1,900       Hartmarx Corp. (a) ................................     10,687
    1,200       Hawaiian Electric Industries ......................     48,300
    1,000       Hayes Lemmerz International, Inc. (a) .............     30,187
    2,100       HCC Insurance Holdings, Inc. ......................     36,094
    1,100       Headlands Mortgage Co. (a) ........................     23,031
    1,500       Health Care Property Investors, Inc. ..............     46,125
    1,600       Health Care REIT, Inc. ............................     41,400
      600       Healthcare Financial Partners, Inc. (a) ...........     21,900
    2,236       Healthcare Realty Trust, Inc. .....................     49,891
      900       HealthPlan Services Corp. .........................     10,237
    1,100       Heartland Express, Inc. (a) .......................     19,250
    2,400       Hecla Mining Co. (a) ..............................      8,700
    3,400       Heilig-Meyers Co. .................................     22,737
      400       Helix Technology Corp. ............................      5,200
    2,100       Helmerich & Payne, Inc. ...........................     40,687
      600       Henry (Jack) & Associates .........................     29,850
    1,100       Henry Schein, Inc. (a) ............................     49,225
      966       Herbalife International, Inc. - Class A ...........     13,766
      600       Hexcel Corp. (a) ..................................      5,025
    1,000       Highlands Insurance Group, Inc. (a) ...............     13,062
    1,400       HMT Technology Corp. (a) ..........................     17,937
      800       HNC Software, Inc. (a) ............................     32,350
    2,000       Hollingher International ..........................     27,875
    1,100       Hollywood Entertainment Corp. (a) .................     29,975
      400       Hollywood Park, Inc. (a) ..........................      3,325
      300       Hologic, Inc. (a) .................................      3,637
      300       Holophane Corp. (a) ...............................      7,706
      700       Home Properties of New York, Inc. .................     18,025
    1,600       HomeBase, Inc. (a) ................................     10,200
    1,000       Homestead Village, Inc. (a) .......................      4,500
      300       Hooper Holmes, Inc. ...............................      8,700
      100       Horizon Bancorp, Inc. .............................      3,287
    1,400       Horizon Offshore, Inc. (a) ........................      7,700
    1,700       Hospitality Properties Trust ......................     41,012
      700       Host Marriot Services Corp. (a) ...................      7,262
      900       Houghton Mifflin Co. ..............................     42,525
      500       Houston Exploration Co. (a) .......................      9,937
      300       HS Resources, Inc. (a) ............................      2,231
      900       HSB Group, Inc. ...................................     36,956

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                     Value
-------------                                                             ---------------
    1,321       HUBCO, Inc. ...........................................   $39,795
    1,200       Hughes Supply, Inc. ...................................    35,100
    1,000       Human Genome Sciences, Inc. (a) .......................    35,562
    1,000       Hunt (J.B.) Transport Services, Inc. ..................    23,000
      600       Hunt Corp. ............................................     6,375
    2,300       Hussman International, Inc. ...........................    44,562
      900       Hutchinson Technology (a) .............................    32,062
    1,000       Hvide Marine, Inc. - Class A (a) ......................     5,000
      800       Hypercom Corp. (a) ....................................     7,900
    1,080       Hyperion Solutions Corp. (a) ..........................    19,440
    1,700       ICG Communications, Inc. (a) ..........................    36,550
    1,400       ICOS Corp. (a) ........................................    41,650
    1,700       Idacorp, Inc. .........................................    61,519
      700       IDEC Pharmaceuticals Corp. (a) ........................    32,900
    1,000       IDEX Corp. ............................................    24,500
    1,500       IDEXX Laboratories Inc. (a) ...........................    40,359
      700       IDT Corp. (a) .........................................    10,762
      400       IDX Systems Corp. (a) .................................    17,600
      300       IGEN International, Inc. (a) ..........................     9,187
      200       IHOP Corp. (a) ........................................     7,987
    2,100       Imation Corp. (a) .....................................    36,750
    1,300       IMC Mortgage Co. (a) ..................................       366
      300       IMCO Recycling, Inc. ..................................     4,631
      800       Immune Response Corp. (a) .............................     8,700
    1,200       Impac Mortgage Holdings, Inc. .........................     5,475
    1,600       Imperial Bancorp (a) ..................................    26,600
    1,400       Imperial Credit Commercial Mortgage
                Investment Corp. ......................................    13,125
    1,300       Imperial Credit Industries, Inc. (a) ..................    10,887
      600       IMRglobal Corp. (a) ...................................    17,662
      600       InaCom Corp. (a) ......................................     8,925
    1,100       INCYTE Pharmaceuticals, Inc. (a) ......................    41,112
    1,100       Independence Bank Corp. ...............................    19,112
    3,500       Independence Community Bank ...........................    55,781
    1,333       Indiana Energy, Inc. ..................................    32,825
    1,700       Indus International, Inc. (a) .........................    11,900
      600       Industri-Matematik International Corp. (a) ............     3,000
    1,400       Information Resources, Inc. (a) .......................    14,262
    6,100       Informix Corp. (a) ....................................    60,237
    1,000       Infoseek Corp. (a) ....................................    49,375
    1,300       infoUSA, Inc. - Class B (a) ...........................     6,825
      300       Ingles Markets, Inc. - Class A ........................     3,281
      500       Inhale Therapeutic Systems (a) ........................    16,500
    1,644       Inland Steel Industries, Inc. .........................    27,742
      700       Innkeepers USA Trust ..................................     8,269
      300       Innovex, Inc. .........................................     4,116
    2,400       Inprise Corp. (a) .....................................    13,200
    2,400       Input/Output, Inc.. (a) ...............................    17,550
      850       Insight Entreprises, Inc. (a) .........................    43,244
      666       Insignia Financial Group, Inc. - Class A (a) ..........     8,075
    1,000       Insituform Technologies - Class A (a) .................    14,500
      200       INSpire Insurance Solutions , Inc. (a) ................     3,675
    3,300       Integrated Device Technology, Inc. (a) ................    20,212
      500       Integrated Electrical Services, Inc. (a) ..............    11,125
      500       Integrated Process Equipment Corp. (a) ................     5,375


    Shares                                                                     Value
-------------                                                             ---------------
      500       Integrated Systems, Inc. (a) ..........................   $ 7,469
      500       Intelligroup, Inc. (a) ................................     8,937
    2,600       InterDigital Communications Corp. (a) .................    11,862
    2,400       Interface, Inc. .......................................    22,275
    1,700       Intergraph Corp. (a) ..................................     9,775
    1,100       Intermet Corp. ........................................    14,369
      500       International Bancshares Corp. ........................    25,312
      400       International Multifoods Corp. ........................    10,325
      900       International Network Services (a) ....................    59,850
    2,600       International Rectifier Corp. (a) .....................    25,350
    1,000       International Speedway Corp. - Class A ................    40,500
      300       International Telecomm Data Systems,
                Inc. (a) ..............................................     4,425
    1,100       Interpool, Inc. .......................................    18,425
      800       Inter-Tel, Inc. .......................................    18,700
    1,100       Interwest Bancorp, Inc. ...............................    24,337
    1,300       Invacare Corp. ........................................    31,200
      200       Investment Technology Group, Inc. (a) .................    12,412
      300       Investors Financial Services Corp. ....................    17,887
      900       Ionics, Inc. (a) ......................................    26,944
    2,300       IRI International Corp. (a) ...........................     9,200
      900       Iron Mountain, Inc. (a) ...............................    32,456
    1,800       IRT Property Co. ......................................    18,000
    1,000       Irvine Apartment Communities, Inc. ....................    31,875
      600       Irwin Financial Corp. .................................    16,312
    1,400       Isis Pharmaceuticals, Inc. (a) ........................    18,112
    1,900       ITC Deltacom, Inc. (a) ................................    28,975
    1,700       ITEQ, Inc. (a) ........................................     3,612
    1,600       Iterim Services (a) ...................................    37,400
    1,000       Itron, Inc. (a) .......................................     7,187
      800       ITT Educational Services, Inc. (a) ....................    27,200
    3,500       IVAX Corp. (a) ........................................    43,531
      800       Ivex Packaging Corp. (a) ..............................    18,600
    1,300       IXC Communications, Inc. (a) ..........................    43,712
      900       Jabil Circuit, Inc. (a) ...............................    67,163
    1,100       Jacobs Engineering Group. Inc. (a) ....................    44,825
      600       JDA Software Group, Inc. (a) ..........................     5,813
    1,450       JDN Realty Corp. ......................................    31,266
      333       JeffBanks, Inc. .......................................     6,577
      600       Jefferies Group, Inc. .................................    29,775
    1,600       JLG Industries, Inc. ..................................    25,000
      600       JLK Direct Distribution - Class A (a) .................     6,113
      400       Jo-Ann Stores, Inc. - Class A (a) .....................     6,450
      100       John Nuveen Co. - Class A .............................     3,713
    1,200       John Wiley & Sons, Inc. ...............................    57,975
      700       Jones Intercable, Inc. (a) ............................    24,938
    1,000       Jones Pharma, Inc. ....................................    36,500
    1,700       Jostens, Inc. .........................................    44,519
      600       Journal Register Co. (a) ..............................     9,000
      200       JP Realty, Inc. .......................................     3,925
      400       JSB Financial, Inc. ...................................    21,750
      900       Juno Lighting, Inc. ...................................    21,038
    1,400       Just For Feet, Inc. (a) ...............................    24,325
      400       Justin Industries, Inc. ...............................     5,250
      800       K & G Men's Center, Inc. (a) ..........................     7,100

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                   Value
-------------                                                           ---------------
    1,100       K2, Inc. ............................................   $11,344
    1,400       Kaiser Aluminum Corp. (a) ...........................     6,825
    1,000       Kaman Corp. - Class A ...............................    16,063
      200       Kansas City Life Insurance Co. ......................    16,350
    1,400       Kaufman & Broad Home Corp. ..........................    40,250
    1,600       Kaydon Corp. ........................................    64,100
    2,500       KCS Energy, Inc. ....................................     7,656
    2,700       Kelley Oil & Gas Corp. (a) ..........................     1,603
      600       Kellstrom Industries, Inc. (a) ......................    17,250
      800       Kellwood Co. ........................................    20,000
    1,600       KEMET Corp. (a) .....................................    18,000
      300       Kenneth Cole Productions, Inc. (a) ..................     5,625
    1,500       Kent Electronics Corp. (a) ..........................    19,125
    2,000       Key Energy Group, Inc. (a) ..........................     9,375
    1,600       Kilroy Realty Corp. .................................    36,800
    1,800       Kimball International Inc. - Class B ................    34,200
    1,036       Kirby Corp. (a) .....................................    20,655
      500       Knight Transportation, Inc. (a) .....................    13,344
      600       Knoll, Inc. (a) .....................................    17,775
    1,200       Koger Equity, Inc. ..................................    20,625
    2,000       Komag, Inc. (a) .....................................    20,750
      300       Kopin Corp. (a) .....................................     6,300
      200       Kroll-O'Gara Company (a) ............................     7,888
      200       Kronos, Inc. (a) ....................................     8,863
      800       Kuhlman Corp. .......................................    30,300
      900       Kulicke & Soffa Industries, Inc. (a) ................    15,975
      600       LabOne, Inc. ........................................     7,800
      900       Labor Ready, Inc. (a) ...............................    17,719
    2,300       Laboratory Corporation of America
                Holdings (a) ........................................     3,163
      900       Laclede Gas Co. .....................................    24,075
    1,400       Lam Research Corp. (a) ..............................    24,938
      700       Lance, Inc. .........................................    13,956
      600       Landamerica Financial Group .........................    33,488
      100       Landauer, Inc. ......................................     3,238
    1,000       Landry's Seafood Restaurants, Inc. (a) ..............     7,500
      600       Lands' End, Inc. (a) ................................    16,163
      600       Landstar System, Inc. (a) ...........................    24,450
      800       LaSalle Hotel Properties ............................     8,300
      700       LaSalle Partner, Inc. (a) ...........................    20,606
    1,000       LASER Mortgage Management, Inc. .....................     5,438
      500       Lason, Inc. (a) .....................................    29,094
    1,000       Lattice Semiconductor Corp. (a) .....................    45,906
    1,600       Lawter International, Inc. ..........................    18,600
    2,500       La-Z-Boy Chair, Inc. ................................    44,531
        1       LCA-Vision, Inc. (a) ................................         1
    1,700       LCC International, Inc. - Class A ...................     6,375
      200       Learning Tree International, Inc. (a) ...............     1,813
      600       LeaRonal, Inc. ......................................    20,325
    1,500       Lee Enterprises. Inc. ...............................    46,500
    1,500       Legato Systems, Inc. (a) ............................    98,906
    1,625       Level One Communications, Inc. (a) ..................    57,688
      900       Libbey, Inc. ........................................    26,044
      575       Liberty Corp. .......................................    28,247
      200       Life Technologies, Inc. .............................     7,775


    Shares                                                                   Value
-------------                                                           ---------------
    1,000       Life USA Holding, Inc. ..............................   $12,875
      900       Lifecore Biomedical, Inc. (a) .......................     9,225
    1,400       Ligand Pharmaceuticals, Inc. - Class B (a) ..........    16,275
      900       Lilly Industries, Inc. - Class A ....................    17,663
    1,700       Lincoln Electric Co. ................................    37,825
      250       Lindsay Manufacturing Co. ...........................     3,703
    1,500       Linens & Things, Inc. (a) ...........................    59,438
    1,300       Liposome Company, Inc. (a) ..........................    20,069
      500       Littelfuse, Inc. (a) ................................     9,625
    1,100       LNR Property Corp. ..................................    21,931
    1,000       Local Financial Corp. (a) ...........................     9,000
      400       Lo-Jack Corp. (a) ...................................     4,750
    1,000       Lone Star Industries, Inc. ..........................    36,813
    2,100       Lone Star Steakhouse & Saloon (a) ...................    19,294
      800       Lone Star Technologies, Inc. (a) ....................     8,100
      400       Long Beach Financial (a) ............................     3,000
    1,400       Longs Drug Stores, Inc. .............................    52,500
    2,900       Longview Fibre Co. ..................................    33,531
      900       Louis Dreyfus Natural Gas Corp. (a) .................    12,825
       70       LTC Healthcare, Inc. (a) ............................       184
      700       LTC Properties, Inc. ................................    11,638
    4,600       LTV Corp. ...........................................    26,738
    1,100       Luby's Cafeterias, Inc. .............................    16,981
    1,700       Lycos, Inc.. (a) ....................................    94,456
      500       Lydall, Inc. (a) ....................................     5,938
      800       M.D.C. Holdings, Inc. ...............................    17,100
      200       M.S. Carriers, Inc. (a) .............................     6,588
      500       MacDermid, Inc. .....................................    19,563
    1,400       Macromedia, Inc. (a) ................................    47,163
      600       Madison Gas & Electric Co. ..........................    13,650
    1,050       MAF Bancorp, Inc. ...................................    27,825
    2,000       Magellan Health Services, Inc. (a) ..................    16,750
    1,100       MagneTek, Inc. (a) ..................................    12,719
    1,500       Mail Well, Inc. (a) .................................    17,156
      700       MainStreet Financial Corp. ..........................    32,506
      400       Manhattan Associates, Inc. (a) ......................    10,900
      800       Manitowoc Co., Inc. .................................    35,500
    1,100       Manufactured Home Communities, Inc. .................    27,569
      800       Manugistics Group, Inc. (a) .........................    10,000
      700       MAPICS, Inc. (a) ....................................    11,550
    1,450       Marcus Corp. ........................................    23,563
    2,400       Marine Drilling Companies, Inc. (a) .................    18,450
    2,923       Marine Post-Acute Network, (a) ......................    13,336
    1,800       Mark IV Industries, Inc. ............................    23,400
      200       Markel Corp. (a) ....................................    36,200
      700       Marshall Industries (a) .............................    17,150
    1,200       Marvel Enterprises, Inc. (a) ........................     7,425
      500       Mas Tec, Inc. (a) ...................................    10,500
    1,500       Masco Tech, Inc. ....................................    25,688
      900       Mastech Corp. (a) ...................................    25,763
      700       Matthews International Corp. - Class A ..............    22,050
      200       Maverick Tube Corp. (a) .............................     1,113
    1,000       Maxim Group, Inc. (a) ...............................    24,000
      400       MAXIMUS, Inc. (a) ...................................    14,800
      200       MAXXAM, Inc. (a) ....................................    11,475

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                   Value
-------------                                                           ---------------
      300       Maxxim Medical, Inc. (a) ............................   $ 8,925
    1,100       McClatchy Company, Inc. - Class A ...................    38,913
      700       McGrath Rentcorp ....................................    15,400
      700       McWhorter Technologies, Inc. (a) ....................    16,013
    1,700       MDU Resources Group, Inc. ...........................    44,731
      700       Meadowcraft, Inc. (a) ...............................     7,831
    3,100       Medaphis Corp. (a) ..................................    10,172
    1,200       Media General Inc. - Class A ........................    63,600
    1,122       Medical Assurance, Inc. (a) .........................    37,096
      200       Medical Manager Corp. (a) ...........................     6,275
      800       Medicis Pharmaceutical Corp. - Class A (a) ..........    47,700
    1,000       MedImmune, Inc. (a) .................................    99,438
    1,000       MedQuist, Inc. (a) ..................................    39,500
      600       MemberWorks, Inc. (a) ...............................    17,700
    1,100       Mentor Corp. ........................................    25,781
    2,700       Mentor Graphics Corp. (a) ...........................    22,950
      500       Merchants New York Bancorp ..........................    18,094
      700       Mercury Interactive Corp. (a) .......................    44,275
    1,400       Meridian Industrial Trust, Inc. .....................    32,900
    1,600       Meridian Resource Corp. (a) .........................     5,100
    1,832       Meristar Hospitality Corp. ..........................    34,007
      700       Merrill Corp. .......................................    13,519
       95       Merry Land Properties, Inc. (a) .....................       344
    1,300       Mesa Air Group, Inc. (a) ............................    10,156
    2,700       Metal Management, Inc. (a) ..........................     9,450
    1,000       Metals USA, Inc. (a) ................................     9,750
    1,400       Metamor Worldwide, Inc. (a) .........................    35,000
    1,600       Methode Electronics, Inc. - Class A .................    25,000
      745       Metris Companies, Inc. ..............................    37,483
      400       Metro Networks, Inc (a) .............................    17,050
    2,200       Metrocall, Inc. (a) .................................     9,625
    1,200       Metromedia Fiber Network, Inc. -
                Class A (a) .........................................    40,200
    1,400       Metromedia International Group, Inc. (a) ............     7,613
    1,900       Mettler-Toledo International, Inc. (a) ..............    53,319
      550       Metzler Group, Inc. (a) .............................    26,778
      400       MGC Communications, Inc. (a) ........................     2,800
      300       MGI Properties, Inc. ................................     8,381
      600       Michael Foods, Inc. .................................    18,000
      800       Michaels Stores, Inc. (a) ...........................    14,475
      500       Micrel, Inc. (a) ....................................    27,500
    1,300       Micro Warehouse, Inc. (a) ...........................    43,956
      800       MicroAge, Inc. (a) ..................................    12,300
    2,300       Microchip Technology, Inc. (a) ......................    85,100
      200       Micromuse, Inc. (a) .................................     3,900
    1,500       Micron Electronics, Inc. (a) ........................    25,969
      600       MICROS Systems, Inc. (a) ............................    19,725
    1,700       Mid Atlantic Medical Services, Inc. (a) .............    16,681
      500       Mid-America Apartment Communities, Inc. .............    11,344
      500       Midas, Inc. .........................................    15,563
    1,659       Midway Games, Inc. (a) ..............................    18,249
      650       Midwest Express Holdings (a) ........................    17,103
    2,000       Milacron, Inc. ......................................    38,500
    1,200       Millennium Pharmaceuticals, Inc. (a) ................    31,050
    1,600       Miller Industries, Inc. (a) .........................     7,200


    Shares                                                                   Value
-------------                                                           ---------------
      600       Mills Corp. .........................................   $11,925
      700       MindSpring Enterprises, Inc. (a) ....................    42,744
      100       Mine Safety Appliances Co. ..........................     7,100
      600       Minerals Technologies, Inc. .........................    24,563
      400       Minimed, Inc. (a) ...................................    41,900
    1,500       Minnesota Power, Inc. ...............................    66,000
      100       Miravant Medical Technologies (a) ...................     1,288
      600       Mississippi Chemical Corp. ..........................     8,400
    1,100       Mitchell Energy & Development Corp. -
                Class A .............................................    12,581
    1,100       MMC Network, Inc. (a) ...............................    14,575
      300       MMI Companies, Inc. .................................     5,025
      400       Mobius Management Systems, Inc. (a) .................     5,950
    1,000       Modine Manufacturing Co. ............................    36,250
      300       Moog, Inc. - Class A (a) ............................    11,738
    1,250       Morgan Keegan, Inc. .................................    23,438
    1,600       Morrison Knudsen Corp. (a) ..........................    15,600
      700       MotivePower Industries, Inc. (a) ....................    22,531
      600       MRV Communications, Inc. (a) ........................     3,713
    1,000       MTI Tech Corp. (a) ..................................     4,500
      900       MTS Systems Corp. ...................................    12,150
    1,700       Mueller Industries, Inc. (a) ........................    34,531
    1,800       Musicland Stores Corp. (a) ..........................    26,888
      900       Myers Industries, Inc. ..............................    25,763
      840       N B T Bancorp, Inc. .................................    19,635
    1,000       N2K, Inc. (a) .......................................    13,063
      400       NAC Re Corp. ........................................    18,775
      300       NACCO Industries, Inc. - Class A ....................    27,600
      800       National Bancorp of Alaska, Inc. ....................    27,000
      400       National City Bancorporation (a) ....................    10,500
      535       National City Bancshares, Inc. ......................    19,962
    1,200       National Computer Systems, Inc. .....................    44,400
    1,400       National Data Corp. .................................    68,163
      700       National Golf Properties, Inc. ......................    20,256
    1,100       National Health Investors, Inc. .....................    27,156
      550       National Instruments Corp. (a) ......................    18,769
      625       National Penn Bancshares, Inc. ......................    17,031
      400       National Presto Industries, Inc. ....................    17,050
    1,300       National Processing, Inc. (a) .......................     7,150
      450       National R.V. Holdings, Inc. (a) ....................    11,588
      900       National Steel Corp. - Class B ......................     6,413
    1,600       Nationwide Health Properties, Inc. ..................    34,500
    1,200       Natural MicroSystems Corp. (a) ......................     8,738
      600       Natures Sunshine Products, Inc. .....................     9,150
    1,700       Nautica Enterprises, Inc. (a) .......................    25,500
    2,200       NBTY, Inc. (a) ......................................    15,675
      100       NCH Corp. ...........................................     5,950
      700       NCI Building Systems, Inc. (a) ......................    19,688
      250       NCO Group, Inc. (a) .................................    11,250
      800       NCS Healthcare Inc. - Class A (a) ...................    19,000
      600       NeoMagic Corp. (a) ..................................    13,275
    2,400       Network Appliance, Inc. (a) .........................   108,000
      400       Network Equipment Technologies, Inc. (a) ............     4,125
      200       Network Solutions, Inc. - Class A (a) ...............    26,175
      200       Neurogen Corp. (a) ..................................     3,500

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                  Value
-------------                                                          ---------------
    2,700       Nevada Power Co. ...................................   $70,200
      600       New England Business Service, Inc. .................    23,475
      700       New Era of Networks, Inc. ..........................    30,800
    1,000       New Jersey Resources Corp. .........................    39,500
    3,100       New Plan Reality Trust .............................    68,781
    1,600       Newfield Exploration Co. (a) .......................    33,400
    2,800       Newpark Resources, Inc. (a) ........................    19,075
    1,500       Newport News Shipbuilding, Inc. ....................    50,156
      800       NeXstar Pharmaceuticals, Inc. (a) ..................     7,400
    1,350       NFO Worldwide, Inc. (a) ............................    15,525
      500       Nichols Research Corp. (a) .........................    10,438
    1,000       Nine West Group, Inc. (a) ..........................    15,563
      900       NL Industries, Inc. ................................    12,769
      600       Nordson Corp. ......................................    30,825
      700       Norrel Corp. .......................................    10,325
      500       Nortek, Inc. (a) ...................................    13,813
      650       North Carolina Natural Gas Corp. ...................    21,572
      800       North Face, Inc. (a) ...............................    10,400
      400       North Pittsburgh Systems, Inc. .....................     5,350
      300       Northwest Bancorp, Inc. ............................     2,925
    1,100       Northwest Natural Gas Co. ..........................    28,463
      800       Northwestern Public Service Co. ....................    21,150
    2,743       Nova Corp., Georgia (a) ............................    95,148
    1,200       Novacare Employee Services, Inc. (a) ...............     6,450
    2,400       NovaCare, Inc. (a) .................................     6,000
    1,500       Novellus Systems, Inc. (a) .........................    74,250
    2,000       NS Group, Inc. (a) .................................     8,875
    1,700       NTL, Inc. (a) ......................................    95,944
      700       Nuevo Energy Co. (a) ...............................     8,050
      200       NUI Corp. ..........................................     5,363
      300       NVR, Inc. (a) ......................................    14,306
      700       NYMAGIC, Inc. ......................................    14,525
      800       Oak Industries, Inc. (a) ...........................    28,000
    1,900       Oak Technology, Inc. (a) ...........................     6,650
    1,400       Oakley, Inc. (a) ...................................    13,300
    1,500       Oakwood Homes Corp. ................................    22,781
      900       Objective Systems Integrators (a) ..................     4,163
      900       Ocean Financial Corp. ..............................    14,963
      900       Oceaneering International, Inc. (a) ................    12,600
    2,000       Ocwen Asset Investment Corp. .......................     9,625
      700       OEA, Inc. ..........................................     8,269
      800       OEC Medical Systems, Inc. (a) ......................    25,150
      900       Offshore Logistics, Inc. (a) .......................    10,688
    1,415       Old National Bancorp ...............................    78,886
    3,100       Olsten Corp. .......................................    22,863
      700       OM Group, Inc. .....................................    25,550
      600       Omega Financial Corp. ..............................    18,150
    1,100       OMEGA Healthcare Investors, Inc. ...................    33,206
      900       Omega Protein Corp. (a) ............................     9,113
      800       OMI Corp. (a) ......................................     2,600
      600       OMNI Energy Services Corp. (a) .....................     2,550
    1,200       Omnipoint Corp. (a) ................................    11,175
      800       OmniQuip International, Inc. .......................    12,000
      500       On Assignment, Inc. (a) (c) ........................    17,250
      400       On Command Corp. (a) ...............................     3,625


    Shares                                                                  Value
-------------                                                          ---------------
    1,075       One Valley Bancorp, Inc. ...........................   $35,139
      300       Oneida Ltd. ........................................     4,444
    1,500       ONEOK, Inc. ........................................    54,188
      300       OnSale, Inc. (a) ...................................    12,019
      700       Open Market, Inc. (a) ..............................     8,181
      300       Optical Cable Corp. (a) ............................     3,638
      500       Orange & Rockland Utilities, Inc. ..................    28,500
      900       Oregon Steel Mills, Inc. ...........................    10,688
      600       O'Reilly Automotive, Inc. (a) ......................    28,350
      893       Organogenesis, Inc. (a) ............................    10,046
      133       Oriental Financial Group ...........................     4,165
    1,900       Orthodontic Centers of America, Inc. (a) ...........    36,931
      600       Oshkosh B'Gosh, Inc. - Class A .....................    12,113
    1,100       O'Sullivan Industries Holdings, Inc. (a) ...........    11,550
      200       Otter Tail Power Co. ...............................     7,975
    1,400       Overseas Shipholding Group, Inc. ...................    22,488
      400       Owens & Minor, Inc. Holding Co. ....................     6,300
    3,600       Oxford Health Plans, Inc. (a) ......................    53,550
      400       P.J. America, Inc. (a) .............................     7,250
      300       Pacific Gateway Exchange, Inc. (a) .................    14,419
    1,100       Pacific Gulf Properties, Inc. ......................    22,069
      825       Pacific Sunwear of California, Inc. (a) ............    13,509
    1,700       PageMart Wireless, Inc. - Class A (a) ..............     9,456
    3,500       PairGain Technologies, Inc. (a) ....................    26,906
      750       Palm Harbor Homes, Inc. (a) ........................    18,891
      200       Pan Pacific Retail Properties ......................     3,988
      414       Panavision, Inc. (a) ...............................     5,123
      700       Papa John's International, Inc. (a) ................    30,888
    1,100       PAREXEL International Corp. (a) ....................    27,500
      300       Park Electrochemical Corp. .........................     8,588
      400       Park National Corp. ................................    41,200
    2,400       Parker Drilling Co. (a) ............................     7,650
      500       ParkerVision, Inc. (a) .............................    11,750
      700       Parkway Properties, Inc. ...........................    21,875
      700       PathoGenesis Corp. (a) .............................    40,600
      900       Patterson Dental Co. (a) ...........................    39,150
      700       Patterson Energy, Inc. (a) .........................     2,844
    1,050       Paxar Corp. (a) ....................................     9,384
    1,200       Paxson Communications Corp. (a) ....................    11,025
    1,000       Paymentech, Inc. (a) ...............................    18,500
    3,000       P-COM, Inc. (a) ....................................    11,953
      200       PEC Israel Economic Corp. (a) ......................     5,750
      500       Pediatrix Medical Group, Inc. (a) ..................    29,969
      600       Pegasus Communications Corp. (a) ...................    15,038
      500       Pegasus Systems, Inc. (a) ..........................    18,000
      300       Pegasystems, Inc. (a) ..............................     1,247
      200       Penn Treaty Amer Corp. (a) .........................     5,388
    2,400       Penncorp Financial Group, Inc. .....................     2,400
      400       Pennsylvania Enterprises Inc. ......................    10,200
      500       Pennsylvania Real Estate Investment Trust ..........     9,719
      100       Penske Motorsports (a) .............................     2,663
    1,700       Peoples Bancorp, Inc. ..............................    18,488
    1,200       People's Energy Corp. ..............................    47,850
      400       Perclose, Inc. (a) .................................    13,250
      400       Peregrine Systems, Inc. (a) ........................    18,550

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                 Value
-------------                                                         ---------------
      400       Performance Food Group, Inc. (a) ..................   $11,250
    3,100       Perrigo Co. (a) ...................................    27,319
    1,300       Personnel Group of America, Inc. (a) ..............    22,750
    1,400       Petco Animal Supplies, Inc. (a) ...................    14,088
      800       Petersen Companies, Inc. (a) ......................    27,100
    4,600       PETsMART, Inc. (a) ................................    50,600
      500       PFF Bancorp, Inc. (a) .............................     8,000
      700       Pharmaceutical Product Development,
                Inc. (a) ..........................................    21,044
    3,000       PharMerica, Inc. (a) ..............................    18,000
    1,300       Philadelphia Suburban Corp. .......................    38,431
      400       Phillips-Van Heusen Corp. .........................     2,875
      900       Phoenix Investment Partners, Ltd. .................     7,594
    1,000       Photronics, Inc. (a) ..............................    23,969
    2,700       PhyCor, Inc. (a) ..................................    18,394
      800       PhyMatrix Corp. (a) ...............................     1,750
      700       Physician Computer Network, Inc. (a) ..............       263
    1,100       Physician Reliance Network (a) ....................    14,438
    1,500       PictureTel Corp. (a) ..............................     9,938
    1,500       Piedmont Natural Gas Co., Inc. ....................    54,188
      400       Pilgrims Pride Corp. ..............................     7,975
      150       Pinkerton's, Inc. (a) .............................     3,197
      900       Pioneer Group, Inc. ...............................    17,775
    1,700       Pioneer Standard Electronics, Inc. ................    15,938
      500       Pittston BAX Group ................................     5,563
      700       Plains Resources Inc. (a) .........................     9,844
    2,300       Planet Hollywood International, Inc. (a) ..........     5,319
      600       Plantronics, Inc. (a) .............................    51,600
      900       Platinum Software Corp. (a) .......................    11,531
      400       Playboy Enterprises, Inc. - Class B (a) ...........     8,375
    1,300       Playtex Products, Inc. (a) ........................    20,881
      400       Plexus Corp. (a) ..................................    13,550
    1,100       PMA Capital Corp - Class A ........................    21,519
    1,200       PMC-Sierra, Inc. (a) ..............................    75,750
      550       Poe & Brown, Inc. .................................    19,216
    1,600       Pogo Producing Co. ................................    20,800
    1,000       Polaris Industries, Inc.. .........................    39,188
      400       Polycom, Inc. (a) .................................     8,900
      500       Polymer Group, Inc. (a) ...........................     4,969
      800       Pool Energy Services Co. (a) ......................     8,650
      900       Potlatch Corp. ....................................    33,188
      700       Powertel, Inc. (a) ................................     9,494
      300       Powerwave Technologies, Inc. (a) ..................     5,588
    1,300       Precision Castparts Corp. .........................    57,525
      800       Premier Bancshares, Inc. ..........................    20,950
    2,600       Premier Parks, Inc. (a) ...........................    78,650
      900       Premiere Technologies, Inc. (a) ...................     6,638
      900       Premisys Communications, Inc. (a) .................     8,269
    2,100       Prentiss Properties Trust .........................    46,856
      800       Pre-Paid Legal Services, Inc. (a) .................    26,400
    1,000       Presidential Life Corp. ...........................    19,875
      700       Presstek, Inc. (a) ................................     4,769
      400       Preview Travel, Inc. (a) ..........................     7,375
      600       PRI Automation, Inc. (a) ..........................    15,600
      252       Price Enterprises, Inc. ...........................     1,339


    Shares                                                                 Value
-------------                                                         ---------------
    2,100       Pride International, Inc. (a) .....................   $14,831
      900       Primadonna Resorts, Inc. (a) ......................     7,931
      376       Primark Corp. (a) .................................    10,199
      400       Prime Group Realty Trust ..........................     6,050
    1,700       Prime Hospitality Corp. (a) .......................    17,956
    3,198       Prime Retail, Inc. ................................    31,380
      200       Primex Technologies ...............................     8,500
      600       Primus Telecommunications Group (a) ...............     9,900
      700       Priority Healthcare Corp. (a) .....................    36,313
      350       ProBusiness Services, Inc. (a) ....................    15,925
      400       Profit Recovery Group International (a) ...........    14,975
      800       Progress Software Corp. (a) .......................    27,000
      200       Project Software & Development, Inc. (a) ..........     6,700
      700       Protein Design Labs, Inc. (a) .....................    16,275
    1,225       Provident Bankshares, Corp. .......................    30,472
      400       Province Healthcare Co. (a) .......................    14,350
      500       PS Business Parks, Inc. ...........................    11,938
    1,800       PSINet, Inc. (a) ..................................    37,575
    3,050       PSS World Medical, Inc. (a) .......................    70,150
    2,300       Public Service Company of New Mexico ..............    47,006
    1,000       Public Service Company of North Carolina,
                Inc. ..............................................    26,000
      100       Puerto Rican Cement Co., Inc. .....................     3,494
      700       Pulte Corp. .......................................    19,469
      900       PXRE Corp. ........................................    22,556
    1,600       QAD, Inc. (a) .....................................     5,700
      400       Qlogic Corp. (a) ..................................    52,350
      300       QRS Corp. (a) .....................................    14,400
      500       QuadraMed Corp. (a) ...............................    10,250
    1,200       Quaker Fabric Corp. (a) ...........................     7,500
      700       Quanex Corp. ......................................    15,750
      900       Queens County Bancorp, Inc. .......................    26,775
    1,400       Quest Diagnostic, Inc. (a) ........................    24,938
      800       Quicksilver, Inc. (a) .............................    24,000
      700       Radiant Systems, Inc. (a) .........................     5,163
    1,500       Rainforest Cafe, Inc. (a) .........................     9,094
    1,660       Ralcorp Holdings, Inc. (a) ........................    30,295
      600       Rambus, Inc. (a) ..................................    57,750
      500       Range Resources Corp. .............................     1,719
    3,400       Rational Software Corp. (a) .......................    90,100
    1,400       Rayonier, Inc. ....................................    64,313
    1,400       Rayovac Corp. (a) .................................    37,363
    1,700       RCN Corp. (a) .....................................    30,069
    2,100       Read-Rite Corp. (a) ...............................    31,041
      400       RealNetworks, Inc. (a) ............................    14,350
    1,700       Realty Income Corp. ...............................    42,288
    1,100       Reckson Association Realty Corp. ..................    24,406
      400       Recoton Corp. (a) .................................     7,175
    1,500       Red Roof Inns, Inc. (a) ...........................    25,313
      700       Redwood Trust, Inc. ...............................     9,800
    1,100       Regal-Beloit Corp. ................................    25,300
      600       Regency Realty Corp. ..............................    13,350
    1,400       Regeneron Pharmaceuticals, Inc. (a) ...............    10,325
      800       Regis Corp. .......................................    32,000
    1,200       Reinsurance Group of America ......................    84,000

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                               Value
-------------                                                       ---------------
      400       Reliance Steel & Aluminum Co. ...................   $11,050
      500       Remec, Inc. (a) .................................     9,000
    1,200       Remedy Corp. (a) ................................    16,725
      600       Renaissance Worldwide, Inc. (a) .................     3,675
    1,750       Renal Care Group, Inc. (a) ......................    50,422
    1,000       Rental Service Corp. (a) ........................    15,688
      700       Renters Choice, Inc. (a) ........................    22,225
      400       Rent-Way, Inc. (a) ..............................     9,725
    1,050       Republic Bancorp, Inc. ..........................    14,306
      900       Republic Banking Corporation of Florida .........     9,563
      300       Republic Group, Inc. ............................     6,019
    3,000       Republic Security Financial Corporation .........    36,375
      300       Res-Care, Inc. (a) ..............................     7,406
      700       ResMed, Inc. (a) ................................    31,763
      815       Resource Bancshares Mortgage Group, Inc..........    13,498
      700       Resources America, Inc. (a) .....................     6,344
    1,076       Respironics, Inc. (a) ...........................    21,554
    1,600       RFS Hotel Investors, Inc. .......................    19,600
    1,500       Richfood Holdings, Inc. .........................    31,125
    1,400       Richmond County Financial Corp. .................    22,488
      900       Riggs National Corp. ............................    18,338
      800       Rio Hotel & Casino, Inc. (a) ....................    12,700
      600       Risk Capital Holdings, Inc. (a) .................    13,050
      500       Riviana Foods, Inc. .............................    12,344
      250       RLI Corp. .......................................     8,313
      400       Roadway Express, Inc. ...........................     5,775
      200       Robbins & Myers, Inc. ...........................     4,413
      200       Robert Mondavi Corp. - Class A (a) ..............     8,175
    1,100       Roberts Pharmaceutical Corp. (a) ................    23,925
    1,100       Rochester Gas & Electric Corp. ..................    34,375
      500       Rock-Tenn Co. - Class A .........................     8,469
      600       Rogers Corp. (a) ................................    17,925
      600       ROHN Industries, Inc. ...........................     2,063
    2,500       Rollins Truck Leasing Corp. .....................    36,875
    1,300       Rollins, Inc. ...................................    22,750
    1,640       Romac International, Inc. (a) ...................    36,490
    1,400       Roper Industries, Inc. ..........................    28,525
    1,500       Roslyn Bancorp., Inc. ...........................    32,250
      600       Rouge Industries Inc. - Class A .................     5,250
    1,200       RPC, Inc. .......................................     8,850
    1,000       RTI International Metals, Inc. ..................    14,000
    1,600       Ruby Tuesday, Inc. ..............................    34,000
    1,600       Ruddick Corp. ...................................    36,800
      200       Rural / Metro Corp. (a) .........................     2,188
      300       Russ Berrie & Co., Inc. .........................     7,050
    1,100       Russell Corp. ...................................    22,344
      700       Rutherford-Moran Oil Group (a) ..................     1,969
      400       RWD Technologies, Inc. (a) ......................     8,650
    2,000       Ryan's Family Steak Houses, Inc. (a) ............    24,750
      400       Ryerson Tull, Inc. - Class A (a) ................     3,900
      700       Ryland Group, Inc. ..............................    20,213
    1,660       S&T Bancorp, Inc. ...............................    45,754
    2,000       S3, Inc. (a) ....................................    14,719
      300       Sabratek Corp. (a) ..............................     4,913
      900       Safeguard Scientifics, Inc. (a) .................    24,694


    Shares                                                               Value
-------------                                                       ---------------
    1,480       Safety-Kleen Corp. (a) ..........................   $20,905
      146       Samsonite Corp. (a) .............................       812
      300       Sanchez Computer Associates, Inc. (a) ...........     8,775
    1,200       SanDisk Corp. (a) ...............................    16,950
      400       Sandy Spring Bancorp, Inc. ......................    12,050
      900       SangStat Medical Corp. (a) ......................    19,125
      700       Santa Barbara Bancorp ...........................    18,025
    4,900       Santa Fe Energy Resources, Inc. (a) .............    36,138
      400       Sapient Corporation (a) .........................    22,400
    1,000       Sauer, Inc. .....................................     7,563
      300       Sawtek, Inc. (a) ................................     5,250
      900       Sbarro, Inc. (a) ................................    23,569
    1,100       SCB Computer Technology, Inc. (a) ...............    10,863
      700       Schein Pharmaceutical, Inc. (a) .................    10,194
      600       Scholastic Corp. (a) ............................    32,175
    1,700       Schulman, Inc. ..................................    38,569
      700       Schweitzer-Mauduit International, Inc. ..........    10,806
      200       Scientific Games Holdings Corp. (a) .............     3,775
    1,500       Scios, Inc. (a) .................................    15,563
      500       SCM Microsystems, Inc. (a) ......................    35,531
      600       Scotsman Industries, Inc. .......................    12,338
      900       Scott Technologies, Inc. - Class A (a) ..........    14,878
      900       Scotts Company (The) - Class A (a) ..............    34,594
      700       SCPIE Holdings, Inc. ............................    21,219
      500       SDL, Inc. (a) ...................................    19,813
      600       SEACOR Smit, Inc. (a) ...........................    29,663
    2,100       Seagull Energy Corp. (a) ........................    13,256
    1,300       Security Capital Group, Inc. - Class B (a) ......    17,631
    1,600       Security Dynamics Technology, Inc. (a) ..........    36,800
      500       SEI Investments Co. .............................    49,688
      900       Seitel, Inc. (a) ................................    11,194
    1,400       Selective Insurance Group, Inc. .................    28,175
      205       SEMCO Energy, Inc. ..............................     3,344
      600       Semtech Corp. (a) ...............................    21,525
    3,600       Sensormatic Electronics Corp. (a) ...............    24,975
    1,100       Sepracor, Inc. (a) ..............................    96,319
      300       Sequa Corp. - Class A (a) .......................    17,963
    2,000       Sequent Computer Systems, Inc. (a) ..............    24,125
    1,600       SEQUUS Pharmaceuticals, Inc. (a) ................    32,400
    1,150       Serologicals Corp. (a) ..........................    34,500
      800       Service Experts, Inc. (a) .......................    23,400
    1,100       SFX Entertainment Inc. - Class A (a) ............    60,363
      600       Shaw Group, Inc. (a) ............................     4,800
      500       Shiloh Industries, Inc. (a) .....................     6,563
      600       Shiva Corp. (a) .................................     3,394
    1,100       ShopKo Stores, Inc. (a) .........................    36,575
      950       Shorewood Packaging Corp. (a) ...................    19,475
    1,500       Shurgard Storage Centers, Inc. - Class A ........    38,719
    1,150       Sierra Health Services, Inc. (a) ................    24,222
    1,700       Sierra Pacific Resources ........................    64,600
      600       SIGCORP, Inc. ...................................    21,413
      125       Signal Corporation ..............................     4,281
      500       Silgan Holdings, Inc. (a) .......................    13,898
    1,200       Silicon Valley Bancshares (a) ...................    20,438
    1,500       Silicon Valley Group, Inc. (a) ..................    19,125

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                    Value
-------------                                                            ---------------
      200       Siliconix, Inc.. (a) .................................   $4,150
      500       Silverleaf Resorts, Inc. (a) .........................    4,656
    1,100       Simpson Industries, Inc. .............................   10,656
      400       Simpson Manufacturing Co., Inc. (a) ..................   14,975
      600       SIPEX Corp. (a) ......................................   21,075
      500       SIS Bancorp, Inc. ....................................   22,625
    2,500       SITEL Corp. (a) ......................................    6,094
    2,078       Sky Financial Group, Inc. ............................   54,937
      200       Skyline Corp. ........................................    6,500
    2,600       SkyTel Communications, Inc. (a) ......................   57,525
      700       Skywest, Inc. ........................................   22,881
      400       SL Green Realty Corp. ................................    8,650
      550       SLI, Inc. (a) ........................................   15,263
      500       SM&A Corp. (a) .......................................    9,500
      300       Smart & Final, Inc. ..................................    2,888
    1,200       SMART Modular Technologies, Inc. (a) .................   33,300
      300       SmarTalk TeleServices, Inc. (a) ......................      797
    1,200       Smith (Charles E.) Residential Realty, Inc. ..........   38,550
    1,600       Smithfield Foods, Inc. (a) ...........................   54,200
    1,200       Smucker (J.M.) Co. - Class A .........................   29,700
    1,400       Snyder Oil Corp. .....................................   18,638
    1,300       Software AG Systems, Inc. (a) ........................   23,563
    1,200       Sola International, Inc. (a) .........................   20,700
      950       Sonic Corp. (a) ......................................   23,631
    1,900       Sotheby's Holdings, Inc. - Class A ...................   60,800
      600       South Jersey Industries, Inc. ........................   15,713
      500       Southern Peru Copper Corp. ...........................    4,719
      330       Southern Union Co. (a) ...............................    8,044
    7,300       Southland Corp. (a) ..................................   13,916
    1,000       Southwest Bancorp of Texas (a) .......................   17,875
    1,500       Southwest Gas Corp. ..................................   40,313
      500       Southwestern Energy Co. ..............................    3,750
      700       Sovran Self Storage, Inc. ............................   17,588
      500       Spartech Corp. .......................................   11,000
      600       Special Metals Corp. (a) .............................    5,363
      600       Speedfam International, Inc. (a) .....................   10,275
      400       Speedway Motorsports, Inc. (a) .......................   11,400
    1,400       Spelling Entertainment (a) ...........................   10,500
      700       Spiegel - Class A (a) ................................    4,025
      400       Splash Technologies Holdings, Inc. (a) ...............    2,975
      500       Sportsline USA, Inc. (a) .............................    7,781
      600       Springs Industries, Inc. - Class A ...................   24,863
      500       SPS Technologies, Inc. (a) ...........................   27,813
    1,200       SPX Corp. (a) ........................................   80,400
    1,000       St John Knits, Inc. ..................................   26,000
      200       St. Mary Land & Exploration Co. ......................    3,700
    1,200       St. Paul Bancorp, Inc. ...............................   32,663
      600       Staff Leasing, Inc. (a) ..............................    6,975
      500       StaffMark, Inc. (a) ..................................   11,188
    1,300       Stage Stores, Inc. (a) ...............................   12,188
      500       Standard Motor Products, Inc. ........................   12,125
    1,100       Standard Products Co. ................................   22,413
      700       Standard Register Co. ................................   21,656
    1,200       Standard-Pacific Corp. ...............................   16,950
      200       Standex International Corp. ..........................    5,250


    Shares                                                                    Value
-------------                                                            ---------------
      200       Starrett (L.S.) Co. - Class A ........................   $6,863
      800       State Auto Financial Corp. ...........................    9,900
    1,700       Staten Island Bancorp, Inc. ..........................   33,894
    1,500       Station Casinos, Inc. (a) ............................   12,281
    1,500       Steel Dynamics, Inc. (a) .............................   17,625
      600       Stein Mart, Inc. (a) .................................    4,181
      200       Stephan Chemical Co. .................................    5,325
      200       Sterling Bancorp .....................................    4,563
    1,050       Sterling Bancshares, Inc. ............................   15,619
    1,400       Stewart & Stevenson Services, Inc. ...................   13,650
      300       Stewart Information Services Corp. ...................   17,400
    1,000       Stillwater Mining Co. (a) ............................   41,000
      400       Stone & Webster, Inc. ................................   13,250
      600       Stone Energy Corp. (a) ...............................   17,250
      500       Storage Trust Realty .................................   11,688
      800       Storage USA, Inc. ....................................   25,850
    2,500       Stride Rite Corp. ....................................   21,875
    1,500       Structural Dynamics Research Corp. (a) ...............   29,813
      100       Student Loan Corp. ...................................    4,488
      400       Sturm Ruger & Co., Inc. ..............................    4,775
    1,000       Suburban Lodges of America, Inc. (a) .................    8,188
      700       Summit Properties, Inc. ..............................   12,075
    1,100       Sun Communities, Inc. ................................   38,294
    2,700       Sun Healthcare Group, Inc. (a) .......................   17,719
        1       Sunburst Hospitality Corp. (a) .......................        4
    1,300       Sunglass Hut International (a) .......................    9,100
      600       Sunrise Assisted Living, Inc. (a) ....................   31,125
      900       Sunrise Medical, Inc. (a) ............................   11,194
      700       Sunstone Hotel Investors, Inc. .......................    6,606
      850       Sunterra, Inc. (a) ...................................   12,750
      900       SuperGen, Inc. (a) ...................................    8,325
      300       Superior Consultant Holdings Corp. (a) ...............   13,050
    1,800       Superior Energy Services, Inc. (a) ...................    5,119
    1,000       Superior Industries International, Inc. ..............   27,813
    1,000       Superior Services, Inc. (a) ..........................   20,063
      225       Superior Telecommunications, Inc. ....................   10,631
    1,400       Susquehanna Bancshares, Inc. .........................   28,656
      220       Swift Energy Co. (a) .................................    1,623
    1,150       Swift Transportation Co., Inc. (a) ...................   32,236
    3,400       Sybase, Inc. (a) .....................................   25,181
      500       Sykes Enterprises, Inc. (a) ..........................   15,250
    1,350       Sylvan Learning Systems, Inc. (a) ....................   41,175
    2,400       Symantec Corp. (a) ...................................   52,200
    1,000       Syms Corp. (a) .......................................    9,000
      700       Synetic, Inc. (a) ....................................   30,800
      500       Syntel, Inc. (a) .....................................    5,656
    1,700       Syntroleum Corp. (a) .................................   10,519
    1,400       System Software Associates, Inc. (a) .................    9,844
    1,400       Systems & Computer Technology Corp. (a) ..............   19,250
      500       Talbots ..............................................   15,688
    2,400       Taubman Centers, Inc. ................................   33,000
      900       Tava Technologies Inc. (a) ...........................    6,863
      400       TCBY Enterprises, Inc. ...............................    2,800
    1,400       TCI Satellite Entertainment, Inc. -
                Class A (a) ..........................................    2,013

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                   Value
-------------                                                           ---------------
      900       Techne Corp. (a) ....................................   $19,013
      700       Technitrol, Inc. ....................................    22,313
    1,800       Technology Solutions (a) ............................    19,294
    1,000       Tecumseh Products Co. - Class A .....................    46,625
      200       Tejon Ranch Co., ....................................     3,975
    1,600       Tekelec (a) .........................................    26,500
      800       Telegroup, Inc. (a) .................................     1,050
    1,700       Tel-Save Holdings, Inc. (a) .........................    28,475
      900       Telxon Corp. ........................................    12,488
      400       Tennant Co. .........................................    16,050
      700       Terex Corp. (a) .....................................    19,994
    2,100       Terra Industries, Inc. ..............................    12,994
    1,400       Tesoro Petroleum Corp. (a) ..........................    16,975
    1,218       TETRA Technologies, Inc. (a) ........................    32,962
    1,200       Texas Industries, Inc. ..............................    32,325
      600       Texas Regional Bancshares, Inc. - Class A ...........    15,038
    1,000       The Cheesecake Factory, Inc. (a) ....................    29,656
      348       The Fairchild Corp. - Class A .......................     5,481
      700       The Macerich Company ................................    17,938
    1,050       The Men's Wearhouse, Inc. (a) .......................    33,338
    1,200       The Sports Authority, Inc. (a) ......................     6,300
    1,000       Theragenics Corp. (a) ...............................    16,813
      900       Thermedics, Inc. (a) ................................     9,731
      600       Thermo BioAnalysis Corp. (a) ........................     7,950
      700       Thermo Cardiosystems, Inc. (a) ......................     7,306
      600       Thermo Ecotek Corp. (a) .............................     6,338
    1,100       Thermo Fibertek, Inc. (a) ...........................     7,838
      700       Thermo Optek Corp. (a) ..............................     6,081
    1,100       ThermoLase Corp. (a) ................................     5,019
      600       ThermoQuest Corp. (a) ...............................     7,763
      200       Thermotrex Corp. (a) ................................     1,713
      800       Thomas Industries, Inc. .............................    15,700
      400       Thor Industries, Inc. ...............................    10,200
      500       Thornburg Mortgage Asset Corp. ......................     3,813
    2,200       TIG Holdings, Inc. ..................................    34,238
      100       Timberland Co., Class A (a) .........................     4,556
    1,500       Titan Exploration, Inc. (a) .........................     9,844
      300       Titan International, Inc. ...........................     2,850
      500       Titanium Metals Corp. ...............................     4,250
      800       TJ International, Inc.. .............................    20,550
      300       TMP Worldwide, Inc. (a) .............................    12,600
      600       TNP Entreprise, Inc. ................................    22,763
    1,000       Toll Brothers, Inc. (a) .............................    22,563
      600       Toro Co. ............................................    17,100
        1       Total Renal Care Holdings (a) .......................        30
    2,100       Tower Automotive, Inc. (a) ..........................    52,369
      400       Tower Realty Trust, Inc. ............................     8,050
      700       Town & Country Trust ................................    11,244
      800       TR Financial Corp. ..................................    31,500
    1,000       Trammel Crow Co. (a) ................................    28,000
    2,300       Trans World Airlines, Inc. (a) ......................    11,069
      600       Trans World Entertainment Corp. (a) .................    11,438
      200       Transaction Network Services, Inc. (a) ..............     4,013
    1,300       Transaction Systems Architechure, Inc. -
                Class A (a) .........................................    65,000


    Shares                                                                   Value
-------------                                                           ---------------
      400       Transition Systems, Inc. (a) ........................   $ 6,000
      700       Transkaryotic Therapies, Inc. (a) ...................    17,763
    1,300       TransMontaigne Oil Co. (a) ..........................    19,663
      855       Tredegar Industries, Inc. ...........................    19,238
      200       Tremont Corp. .......................................     6,650
      600       Trendwest Resorts, Inc. (a) .........................     7,500
      200       Trenwick Group, Inc. ................................     6,525
      200       Trex Medical Co. (a) ................................     1,700
      700       Triad Guaranty, Inc. (a) ............................    15,444
    1,100       Triangle Bancorp, Inc. ..............................    17,394
      500       Triangle Pharmaceuticals, Inc. (a) ..................     6,813
      400       Triarc Cos., Inc. (a) ...............................     6,400
    1,200       Trico Marine Services, Inc. (a) .....................     5,850
    1,000       Trimble Navigation Ltd. (a) .........................     7,250
    1,300       TriNet Corporate Realty Trust .......................    34,775
    1,000       TriStar Aerospace Co. (a) ...........................     7,000
      500       Triumph Group, Inc. (a) .............................    16,000
      400       Trust Company of New Jersey .........................     9,800
    1,282       Trustco Bank Corp. ..................................    38,460
    1,900       Tuboscope Vetco International Corp. (a) .............    15,438
    1,300       Twinlab Corp. (a) ...................................    17,063
    1,000       U.S. Bancorp, Inc. ..................................    19,875
    1,400       U.S. Bioscience, Inc. (a) ...........................    10,063
      300       U.S. Home Corp. (a) .................................     9,975
      500       U.S. Restaurants Properties, Inc. ...................    12,156
    1,100       U.S. Satellite Broadcasting Co. (a) .................    15,125
      600       U.S.A. Floral Products, Inc. (a) ....................     6,900
    1,700       UGI Corp. ...........................................    40,375
    1,700       UICI (a) ............................................    41,650
      800       Ultratech Stepper, Inc. (a) .........................    12,800
      715       UMB Financial Corp. .................................    32,801
    1,200       UniCapital Corp. (a) ................................     8,850
      200       UniFirst Corp. ......................................     4,563
    1,700       Unisource Energy Corp. (a) ..........................    22,950
    3,300       Unisource Worldwide, Inc. ...........................    23,925
      400       United Auto Group, Inc. (a) .........................     3,675
    1,800       United Bankshares, Inc. .............................    47,700
    1,200       United Companies Financial Corp. ....................     4,050
    5,600       United Dominion Realty Trust, Inc. ..................    57,750
      400       United Fire & Casualty Co. ..........................    13,450
      400       United Illuminating Co. .............................    20,600
    1,500       United International Holdings, Inc. -
                Class A (a) .........................................    28,875
      660       United National Bancorp .............................    15,345
      100       United Natural Foods, Inc. (a) ......................     2,413
      400       United Payors & United Providers, Inc. (a) ..........    11,400
    1,277       United Rental, Inc. (a) .............................    42,301
    1,300       United Stationers, Inc. (a) .........................    33,800
      200       United Television, Inc. .............................    23,000
    1,200       United Water Resources, Inc. ........................    28,725
    1,100       Unitrode Corp. (a) ..................................    19,250
    1,200       Universal Corp. .....................................    42,150
    2,300       Universal Foods Corp. ...............................    63,106
    1,500       UNOVA, Inc. (a) .....................................    27,188
      300       Urban Shopping Centers, Inc. ........................     9,825

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                                                                    Value
-------------                                                            ---------------
      600       US LEC Corp. - Class A (a) ...........................   $8,888
      100       US Xpress Enterprises, Inc. (a) ......................    1,500
    1,300       USFreightways Corp. ..................................   37,863
    1,400       UST Corp. ............................................   32,988
    2,200       USWeb Corp. (a) ......................................   58,025
    1,300       Vail Resorts, Inc. (a) ...............................   28,600
    1,700       Valassis Communications, Inc. (a) ....................   87,763
      900       Valhi, Inc. ..........................................   10,238
      900       Valmont Industries, Inc. .............................   12,488
      500       Value City Department Stores, Inc. (a) ...............    6,969
      300       Value Line, Inc. .....................................   11,813
    1,400       Vanguard Cellular Systems, Inc. -
                Class A (a) ..........................................   36,138
    2,400       Vanstar Corp. (a) ....................................   22,200
      900       Vantive Corp. (a) ....................................    7,200
      750       Varlen Corp. .........................................   17,297
      300       Veeco Instruments, Inc. (a) ..........................   15,938
    2,200       Vencor, Inc. (a) .....................................    9,900
      500       Ventana Medical Systems, Inc. (a) ....................   10,813
    2,800       Ventas, Inc. (a) .....................................   34,125
      300       VeriSign, Inc. (a) ...................................   17,738
    1,300       Veritas DGC, Inc. (a) ................................   16,900
    1,000       Vermont Financial Services Corp. .....................   33,250
    1,100       Vertex Pharmaceuticals, Inc. (a) .....................   32,725
      500       Vesta Insurance Group, Inc. ..........................    3,000
      800       Veterinary Centers of America, Inc. (a) ..............   15,950
    1,300       VIASOFT, Inc. (a) ....................................    9,100
      700       Vical, Inc. (a) ......................................    9,931
    1,200       Vicor Mtg. Corp. .....................................   10,800
      200       Vincam Group, Inc. (a) ...............................    3,513
    1,300       Vintage Petroleum, Inc. ..............................   11,213
      440       Virco Manufacturing Corp. ............................    8,085
    2,700       Vishay International, Inc. (a) .......................   39,150
    1,200       Visio Corp. (a) ......................................   43,875
      300       Vistana, Inc. (a) ....................................    4,200
      900       Visual Networks, Inc. (a) ............................   33,750
      500       VISX, Inc. (a) .......................................   43,719
      400       Vital Signs, Inc. ....................................    7,000
      700       Vivus, Inc. (a) ......................................    1,816
    1,400       Vlasic Foods International (a) .......................   33,338
    2,100       VLSI Technologies, Inc. (a) ..........................   22,969
      300       Volt Information Sciences, Inc. (a) ..................    6,769
      700       VWR Scientific Products Corp. (a) ....................   12,163
    1,200       Wabash National Corp. ................................   24,375
      500       Wackenhut Corp. - Class A ............................   12,719
      300       Wackenhut Corrections Corp. (a) ......................    8,588
      400       Walden Residential Properties, Inc. ..................    8,175
    2,100       Wallace Computer Services, Inc. ......................   55,388
    1,900       Walter Industries, Inc. (a) ..........................   29,094
    2,100       Wang Laboratories, Inc. (a) ..........................   58,275
    1,400       Washington Gas Light Co. .............................   37,975
    1,800       Washington Real Estate Investment Trust ..............   33,525
    2,700       Washington Water Power ...............................   51,975
      600       Waste Industires, Inc. (a) ...........................   10,350
      900       Watsco, Inc. - Class A ...............................   15,075


    Shares                                                                    Value
-------------                                                            ---------------
      400       Watts Industries Inc. - Class A ......................   $6,650
    1,880       Wausau-Mosinee Paper Co. .............................   33,253
    1,100       WavePhore, Inc. (a) ..................................    8,834
      500       WD(40 Co.) ...........................................   14,313
    1,100       Webster Financial Corp. ..............................   30,181
    1,300       Weeks Corp. ..........................................   36,644
    1,000       Weider Nutrition International, Inc. .................    6,375
      800       Weingarten Realty, Inc. ..............................   35,700
    1,300       Wellman, Inc. ........................................   13,244
    1,300       Wellsford Real Properties, Inc. (a) ..................   13,406
    1,400       Werner Enterprises, Inc. .............................   24,763
    1,000       WesBanco, Inc. .......................................   29,500
      500       Wesley Jessen VisionCare (a) .........................   13,875
      536       West Co., Inc. .......................................   19,129
      220       West Coast Bancorp/Oregon ............................    4,620
      200       West Marine, Inc. (a) ................................    1,975
      500       West TeleServices Corp (a) ...........................    4,875
    1,900       Westamerica Bancorporation ...........................   69,825
    1,700       Westcorp, Inc. .......................................   11,794
    1,000       Westell Technologies (a) .............................    4,875
      700       Western Bancorp ......................................   20,475
      900       Western Gas Resources, Inc. ..........................    5,175
      500       Western Investment Real Estate .......................    5,906
    2,900       Western Wireless Corp. - Class A (a) .................   63,800
    1,500       Westernbank Puerto Rico ..............................   23,813
    2,000       Westfield America, Inc. ..............................   34,500
      500       Westinghouse Air Brake Co. ...........................   12,219
    1,100       Westwood One, Inc. (a) ...............................   33,550
      600       Wet Seal, Inc. - Class A (a) .........................   18,113
      900       Whitney Holding Corp. ................................   33,750
    1,100       Whittman-Hart, Inc. (a) ..............................   30,388
    2,000       WICOR, Inc. ..........................................   43,625
      200       Wild Oats Market, Inc. (a) ...........................    6,300
      300       Wilmar Industries, Inc. (a) ..........................    6,094
    2,000       Wilshire Financial Services Group, Inc. (a) ..........    1,250
    1,000       Wind River Systems (a) ...............................   47,000
    1,700       Windmere-Durable Holdings, Inc. (a) ..................   13,175
      400       Winnebago Industries .................................    6,050
    1,700       WinStar Communications, Inc. (a) .....................   66,300
    1,700       Wisconsin Central Transportation Corp. (a) ...........   29,219
      600       Wolverine Tube, Inc. (a) .............................   12,600
    2,200       Wolverine World Wide, Inc. ...........................   29,150
      400       Woodward Governor Co. ................................    8,850
      900       World Access, Inc. (a) ...............................   19,238
    1,700       World Color Press, Inc. (a) ..........................   51,744
    1,000       WPS Resources Corp. ..................................   35,250
      800       Wyman-Gordon Co. (a) .................................    8,200
      800       Wynn's International, Inc. ...........................   17,700
      900       Xircom, Inc. (a) .....................................   30,600
      300       Xomed Surgical Products, Inc. (a) ....................    9,600
      300       X-Rite, Inc. .........................................    2,325
      900       Xtra Corp. ...........................................   37,238
    1,600       Xylan Corp. (a) ......................................   28,100
      500       Yankee Energy System, Inc. ...........................   14,563
    1,000       Yellow Corp. (a) .....................................   19,125

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------


 Shares                                                       Value
--------                                                  -------------
  300    Young Broadcasting Corp. -- Class A (a) ........  $    12,563
1,300    Zale Corp. (a) .................................       41,925
  600    Zapata Corp. ...................................        7,350
  800    Zebra Technologies Corp. -- Class A (a) ........       23,000
  300    Zenith National Insurance Corp. ................        6,938
  900    Zila, Inc. (a) .................................        8,888
  300    Zoltek Cos., Inc. (a) ..........................        2,756
  400    Zonagen, Inc. (a) ..............................        7,650
                                                           -----------
TOTAL COMMON STOCKS (Cost $36,734,733)                      35,812,360
                                                           -----------
         PREFERRED STOCKS -- 0.03%
  144    Kimco Realty Corp. .............................        3,726
   30    Mediq, Inc. ....................................          120
  300    Price Enterprises, Inc. ........................        4,144
  100    Prime Retail ...................................        1,663
                                                           -----------
TOTAL PREFERRED STOCKS (Cost $10,101)                            9,653
                                                           -----------



  Principal
    (000)                                                    Value
------------                                             -------------
             SHORT TERM INSTRUMENTS -- 7.25%
             U.S. TREASURY BILLS (C) -- 7.25%
$ 375,000    U.S. Treasury Bill, 4.40%, 01/21/1999 .....  $  374,084
  100,000    U.S. Treasury Bill, 4.42%, 02/04/1999 (b)        99,583
  158,000    U.S. Treasury Bill, 4.27%, 02/11/1999 .....     157,231
1,610,000    U.S. Treasury Bill, 4.37%, 03/11/1999 .....   1,597,184
  190,000    U.S. Treasury Bill, 4.35%, 03/18/1999 .....     188,318
  250,000    U.S. Treasury Bill, 4.43%, 04/01/1999 .....     247,365
                                                          ----------
TOTAL SHORT TERM INSTRUMENTS (Cost $2,662,910)            $2,663,765
                                                          ----------


TOTAL INVESTMENTS (Cost $39,407,744)--       104.74%      $ 38,485,778
LIABILITIES IN EXCESS OF OTHER ASSETS --     ( 4.74)%       (1,742,019)
                                             ------       ------------
NET ASSETS ..............................    100.00%      $ 36,743,759
                                             ======       ============

----------
     (a) Non-income producing security.
     (b) Pledged as collateral for open futures contracts.
     (c) Average yield at time of purchase.
 REIT Real Estate Investment Trust.

At December 31, 1998, the Fund's open futures contracts were as follows:



 NUMBER OF
 CONTRACTS      CONTRACT     EXPIRATION      OPENING        CURRENT        UNREALIZED
 PURCHASED        TYPE          DATE        POSITION     MARKET VALUE     APPRECIATION
-----------   -----------   ------------   ----------   --------------   -------------
     3        S & P 500      03/19/99       $926,243       $933,156          $6,913
                                            ========       ========          ======


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Operations FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------


 INVESTMENT INCOME:
  Interest ...............................................................    $     46,826
  Dividends ..............................................................         327,677
                                                                              ------------
   Total Investment Income ...............................................         374,503
                                                                              ------------
 EXPENSES:
  Advisory fees ..........................................................          80,592
  Administration fees ....................................................          74,620
  Fund accounting fees ...................................................          43,132
  Custodian fees .........................................................          86,590
  Professional fees ......................................................          34,094
  Trustees fees ..........................................................          17,690
  Amortization of organizational costs ...................................           4,168
  Transfer agent fees ....................................................           7,216
  Other ..................................................................          16,511
                                                                              ------------
   Total expenses before waiver/reimbursement ............................         364,613
   Less waiver/reimbursement by Advisor ..................................        (214,720)
   Less waiver by custodian ..............................................         (24,696)
   Less waiver by Administrator/Transfer Agent ...........................         (21,997)
                                                                              ------------
   Total expenses net of waiver/reimbursement ............................         103,200
                                                                              ------------
 NET INVESTMENT INCOME ...................................................         271,303
                                                                              ------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized gain on investments .......................................         615,952
  Net realized gain on futures contracts .................................          54,647
  Change in unrealized appreciation/depreciation on investments ..........      (1,305,851)
  Change in unrealized appreciation/depreciation on futures contracts ....           6,893
                                                                              ------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .........................        (628,359)
                                                                              ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................    $   (357,056)
                                                                              ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                                 FOR THE PERIOD
                                                                                                                AUGUST 25, 19971
                                                                                                YEAR ENDED           THROUGH
                                                                                            DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                           ------------------- ------------------
 INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
  Net investment income ..................................................................    $    271,303        $    41,878
  Net realized gain on investments and futures contracts .................................         670,599             88,417
  Net change in unrealized appreciation/depreciation of investments and futures contracts       (1,298,958)           383,905
                                                                                              ------------        -----------
  Net increase (decrease) in net assets resulting from operations ........................        (357,056)           514,200
                                                                                              ------------        -----------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..................................................................        (167,192)                --
  Net realized gain on investments .......................................................        (535,016)                --
                                                                                              ------------        -----------
  Total distributions ....................................................................        (702,208)                --
                                                                                              ------------        -----------
 SHARE TRANSACTIONS:
  Net proceeds from sale of shares .......................................................      27,649,770         12,189,027
  Issued to shareholders in reinvestment of distributions ................................         702,208                 --
  Costs of shares redeemed ...............................................................      (3,165,975)           (86,207)
                                                                                              ------------        -----------
   Net increase in net assets from share transactions ....................................      25,186,003         12,102,820
                                                                                              ------------        -----------
   Net increase in net assets ............................................................      24,126,739         12,617,020
                                                                                              ------------        -----------
 NET ASSETS:
  Beginning of Period ....................................................................      12,617,020                 --
                                                                                              ------------        -----------
  End of Period ..........................................................................    $ 36,743,759        $12,617,020
                                                                                              ============        ===========
 Undistributed net investment income .....................................................    $    144,264        $    41,878
                                                                                              ============        ===========

----------
1 Commencement of operations.







































                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period:


                                                                                                           FOR THE PERIOD
                                                                                                          AUGUST 25, 19971
                                                                                        YEAR ENDED             THROUGH
                                                                                    DECEMBER 31, 1998     DECEMBER 31, 1997
                                                                                   -------------------   ------------------
 Net asset value, beginning of period ..........................................         $ 10.51              $ 10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ........................................................            0.06                0.032
  Net realized and unrealized gain (loss) on investments and futures contracts .          ( 0.30)               0.48
                                                                                         -------              -------
  Net increase (decrease) in net asset value from operations ...................          ( 0.24)               0.51
                                                                                         -------              -------
 LESS DISTRIBUTIONS:
  Distributions from net investment income .....................................          ( 0.05)                  --
  Distributions from net realized gain on investments ..........................          ( 0.16)                  --
                                                                                         -------              -------
   Total distributions .........................................................          ( 0.21)                  --
                                                                                         -------              -------
 NET ASSET VALUE, END OF PERIOD ................................................         $ 10.06              $ 10.51
                                                                                         =======              =======
 TOTAL RETURN4 .................................................................          ( 2.18)%              5.10  %
 RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000s) ...........................................         $36,744             $ 12,617
 Ratios to average net assets:
  Net investment income including reimbursement/waiver .........................            1.18%                1.08%3
  Operating expenses including reimbursement/waiver ............................            0.45%                0.45%3
  Operating expenses excluding reimbursement/waiver ............................            1.58%                3.27%3
 Portfolio turnover rate .......................................................              30%                   8%

----------
1 Commencement of operations.
2 Based on average shares method.
3 Annualized
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.








































                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund (each, a "Fund", collectively, the "Funds"). The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. As of December 31, 1998, only Equity 500 Index Fund, Small Cap Index Fund, and EAFE Equity Index Fund had commenced operations.


The accompanying financial statements and financial highlights are those of the Small Cap Index Fund (the "Fund") which commenced operations on August 25, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit with brokers either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to enable the Fund to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.


F. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.


G. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on August 25, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


H. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains on investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


I. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:



                                                      FOR THE PERIOD
                           YEAR ENDED               AUGUST 25, 1997(A)
                       DECEMBER 31, 1998           TO DECEMBER 31, 1997
                  ---------------------------- ----------------------------
                      SHARES        AMOUNT         SHARES        AMOUNT
                  ------------- -------------- ------------- --------------
Shares sold         2,705,632   $27,649,770      1,208,494    $12,189,027
Reinvestment of
   dividends           73,376       702,208              0              0
Shares redeemed      (325,834)   (3,165,975)        (8,295)       (86,207)
                    ---------   -----------      ---------    -----------
Net increase        2,453,174   $25,186,003      1,200,199    $12,102,820
                    =========   ===========      =========    ===========

---------------------
(a) Commencement of operations.


J. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
--------------------------------------------------------------------------------

will not exceed 0.45% of average daily net assets. For the year ended December 31, 1998, the gross advisory fee, waiver and reimbursed expenses were as follows:



 GROSS ADVISORY    ADVISORY FEE      EXPENSES
      FEE             WAIVED        REIMBURSED
---------------   --------------   -----------
  $    80,592         $80,592      $134,128

The amount outstanding payable to the Fund by the Advisor as of December 31, 1998 was $19,087.


First Data Investor Services Group, Inc. ("Investor Services Group") serves as Administrator and Transfer Agent of the Funds. For services rendered as the Funds' Administrator, Investor Services Group receives the following fees, accrued daily, and paid monthly.



                     ADMINISTRATION FEES
--------------------------------------------------------------
FEE % OF THE FUNDS' AG   GATE
   DAILY NET ASSETS             AVERAGE DAILY NET ASSETS
----------------------   -------------------------------------
               0.02  %             up to $2 billion
               0.01  %   over $2 billion and up to $5 billion
              0.0075%               over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Fund, paid monthly.


Investor Services Group waived $21,997 of its fees for the year ended December 31, 1998.


Bankers Trust Company is the custodian for the Fund. Bankers Trust Company has waived $24,696 of its fees for the year ended December 31, 1998.


The Fund does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500. At December 31, 1998, the amount payable to trustees was $2,041.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the year ended December 31, 1998, were $31,143,841 and $6,704,006, respectively.


The aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis at December 31, 1998 is as follows:



 APPRECIATION      DEPRECIATION           NET            COST
--------------   ----------------   --------------   -----------
$4,178,791       $(5,126,228)       $(947,437)       39,433,215

At December 31, 1998, the amount payable for investment securities purchased was $1,904,272.


NOTE 4 -- NET ASSETS



 NET ASSETS:
 Paid-in capital (3,653,373 outstanding shares of
    beneficial interest)                              $37,289,971
 Undistributed net investment income                      144,264
 Accumulated net realized gain on investments
    and futures contracts                                 224,577
 Net unrealized depreciation on investments and
    futures contracts                                    (915,053)
                                                      -----------
 TOTAL NET ASSETS -- 100%                             $36,743,759
                                                      ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE (Net Assets/Shares
    Outstanding)                                      $     10.06
                                                      ===========

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Report of Independent Auditors
--------------------------------------------------------------------------------


To the Trustees of the BT Insurance Funds Trust and
Shareholders of the Small Cap Index Fund



We have audited the accompanying statement of net assets of the Small Cap Index Fund (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period August 25, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Index Fund at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period August 25, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

BT INSURANCE FUNDS TRUST

SMALL CAP INDEX FUND




INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


ADMINISTRATOR AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406


DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581


CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103


COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------





                                           Small Cap Index Fund Cusip #05576E409
                                                             INSSMCAP200 (12/98)